UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square FundsSM

► Federal Fund

► Government Fund

► Money Market Fund

► Prime Obligations Fund

► Tax-Free Money Market Fund

► Treasury Instruments Fund

► Treasury Obligations Fund

SEMIANNUAL REPORT
February 28, 2009

Goldman Sachs Trust Financial Square Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Allocations	3
Schedules of Investments	5
Financial Statements	48
Notes to Financial Statements	59
Financial Highlights	71
Other Information	78

Letter to Shareholders

Dear Shareholders:

The Goldman Sachs Trust-Financial Square Funds have changed their fiscal year end from December 31 to August 31. As a result, this report provides an overview on the performance of the Funds during the two-month reporting period that ended February 28, 2009.

Economic and Money Market Review

Conditions in some financial markets began to improve in the beginning of 2009, in part reflecting government efforts to provide liquidity and strengthen financial institutions. However, credit conditions for households and firms remain extremely tight. Not surprisingly, economic data has weakened further. The Conference Board Consumer Confidence Index fell again in January 2009, making it the second consecutive month that it reached an all-time low. Fourth quarter GDP decreased at an annual rate of 0.8%, its largest contraction in over 25 years according to advance estimates. Meanwhile, near-term inflationary pressures continued to diminish. The headline Consumer Price Index (CPI) decreased 0.7% in December 2008, driven largely by further declines in energy prices. CPI ended 2008 a mere 0.1% higher than year-end 2007. The Federal Reserve Board (the “Fed”) continues to focus its efforts on unconventional monetary policy and the emerging consensus is that the Fed’s primary objection is the creation of credit. In other words, the Fed seems less concerned with whether Treasury yields rise or fall and more focused on the narrowing of credit spreads. As market participants positioned themselves for a glut of stimulus-related issuance, Treasury yields rose in January, particularly further out along the curve as concerns increased over the long-term inflationary impact of the government’s stimulus packages.

Economic data released in February 2009 underscored the severity of the U.S. recession. The economy contracted far more at the end of last year than initially anticipated, as fourth quarter GDP was revised downward to –6.2%, the worst reading since the 1982 recession. The Conference Board Consumer Confidence Index reached its lowest level in the series’ history dating back to 1967. The employment picture also deteriorated significantly, with non-farm payrolls declining 651,000 in February following January’s losses of 655,000. This marked the 14th consecutive month of declines and brought the total losses for the past four months to over 2.5 million. Not surprisingly, weakness persisted in the housing market, with the Case-Shiller 20-city composite home price index now down 27% from its 2006 peak through December 2008. The financial markets responded with skepticism and uncertainty to a series of announcements regarding government interventions in financial and housing markets. Market participants expressed dismay over the vagueness of Treasury Secretary Timothy Geithner’s plan to deal with the troubled assets imperiling the financial system. The market’s response to the $787 billion American Recovery and Reinvestment Act was more muted. However, the Homeowner Affordability and Stability Plan, which aims to offer assistance to as many as seven to nine million homeowners also appeared to disappoint investors. Finally, the government announced that it will start conducting stress tests of the largest U.S. banking organizations. It vowed to provide these banks with an extra cushion of support if it is determined that they have insufficient capital buffers to withstand the impact of an economic environment that is more challenging than is currently anticipated. Overall, these measures provided little comfort to investors, leading to further sell-offs in riskier asset classes.

Strategy

Taxable Funds—In the first two months of 2009, we primarily purchased short dated commercial paper for the Funds. We continued to maintain a high percentage in overnight liquidity and, as conditions in the markets stabilized with the multiple actions by the Fed, we focused on buying paper in the three- and

Letter to Shareholders
(continued)

six-month sectors when opportunistic. We took advantage of additional issuance in the agency market throughout the period and purchased across the taxable and government funds. With the fed funds target rate in a low range of 0%-0.25%, we continue to see investors shifting assets back into the corporate funds. The current weighted average maturity target for the Funds is between 45-55 days.

Tax-Exempt Fund—In the first two months of 2009, we witnessed a flat yield curve over much of the period. Overnight securities were in the 10-20 basis point range and the three- to six-month securities were in the 50-60 basis point range. We rolled tax-exempt commercial paper and purchased some one-year paper to add duration throughout the period. We focused on selling out of the names with less attractive valuations in the tax-exempt fund. Towards the end of the February, we increased our allocation in Variable Rate Demand Notes (VRDNs) by swapping out of lower yielding tax-exempt commercial paper when opportunistic. The weighted average maturity is currently in the 35-45 day range.

Summary of Financial Square Funds
Institutional Shares* as of February 28, 2009

		SEC	SEC	SEC	Weighted
	7-Day	7-Day	7-Day	30 day	Avg.
	Dist.	Current	Effective	Average	Maturity
FS Funds	Yield	Yield	Yield	Yield	(days)
Prime Obligations	0.49%	0.55%	0.55%	0.63%	47
Government	0.54	0.47	0.47	0.65	48
Treasury Obligations	0.30	0.16	0.16	0.35	44
Money Market	0.64	0.64	0.64	0.84	38
Treasury Instruments	0.18	0.09	0.09	0.15	47
Federal	0.41	0.38	0.38	0.45	47
Tax-Free Money Market	0.56	0.56	0.56	0.50	38

*	Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional class does not have a service fee. The Select, Preferred, Capital, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select shares pay 0.03%, Preferred shares pay 0.10%, Capital shares pay 0.15%, Administrative shares pay 0.25%, and the Service shares pay 0.50% of the daily average net assets or the respective shares. If these fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Fund’s is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change.  The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team
March 24, 2009

Sector Allocations†

Taxable Funds

As of February 28, 2009

Security Type				Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Money Market	Obligations	Instruments	Obligations
Bank Notes	—	—	—	3.5%	—	—
Certificates of Deposit	—	—	0.9%	0.3	—	—
Certificates of Deposit—Eurodollar	—	—	2.4	—	—	—
Certificates of Deposit—Yankeedollar	—	—	5.7	—	—	—
Commercial Paper & Corporate Obligations	—	—	22.6	26.0	—	—
Government Guarantee Commercial Paper	—	3.5%	1.8	2.0	—	—
Government Guarantee Notes	—	1.2	—	0.3	—	—
Government Guarantee Variable Rate Obligations	—	0.9	1.9	0.5	—	—
Master Demand Notes	—	—	1.1	2.2	—	—
Repurchase Agreements	—	48.7	31.8	25.6	—	77.3%
Time Deposits	—	—	4.9	0.3	—	—
U.S. Government Agency Obligations	91.3%	48.4	20.6	32.4	—	—
U.S. Treasury Obligations	9.2	—	—	1.0	101.4%	22.7
Variable Rate Obligations	—	—	6.9	6.2	—	—

As of December 31, 2008

Security Type				Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Money Market	Obligations	Instruments	Obligations
Bank Notes	—	—	—	2.9%	—	—
Certificates of Deposit	—	—	0.8%	3.3	—	—
Certificates of Deposit—Eurodollar	—	—	1.5	—	—	—
Certificates of Deposit—Yankeedollar	—	—	5.0	—	—	—
Commercial Paper & Corporate Obligations	—	—	51.0	36.3	—	—
Master Demand Notes	—	—	1.2	—	—	—
Repurchase Agreements	—	23.4%	12.7	16.2	—	32.6%
Time Deposits	—	—	3.8	1.5	—	—
U.S. Government Agency Obligations	91.5%	75.0	16.9	31.9	—	—
U.S. Treasury Obligations	12.0	—	—	—	100.0%	67.4
Variable Rate Obligations	—	1.5	6.8	7.7	—	—

†	The Funds are actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†

Tax-Free Money Market Fund

Security Type	As of	As of
(Percentage of Net Assets)	February 28, 2009	December 31, 2008
Commercial Paper	18.5%	13.9%
Bond Anticipation Notes	0.2	0.2
General Obligation Bond	3.4	2.8
Put Bonds	5.4	4.2
Revenue Anticipation Notes	1.0	1.0
Revenue Bonds	1.6	1.1
Tax and Revenue Anticipation Notes	3.8	3.9
Tax Anticipation Notes	2.9	2.9
Variable Rate Obligations	63.3	68.5

†	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments
Financial Square Federal Fund
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—91.3%
Federal Farm Credit Bank
$100,000,000	0.210	(a)%	03/02/09	$99,999,528
50,000,000	0.300	(a)	03/02/09	50,000,000
105,000,000	0.310	(a)	03/02/09	105,000,000
968,000,000	0.313	(a)	03/02/09	968,000,000
45,000,000	0.320	(a)	03/02/09	44,992,535
150,000,000	0.340	(a)	03/02/09	150,000,000
135,000,000	0.480	(a)	03/02/09	135,000,000
132,000,000	0.595	(a)	03/02/09	132,000,000
27,000,000	2.992	(a)	03/03/09	27,000,000
125,000,000	0.150		03/04/09	124,998,437
59,275,000	0.338	(a)	03/07/09	59,271,464
250,000,000	0.327	(a)	03/12/09	249,977,963
176,000,000	0.305	(a)	03/15/09	176,000,000
750,000,000	0.645	(a)	03/15/09	750,000,000
88,000,000	1.826	(a)	03/15/09	88,000,000
25,000,000	0.200		03/16/09	24,997,917
206,500,000	0.260	(a)	03/16/09	206,430,495
50,000,000	0.200		03/17/09	49,995,556
226,000,000	0.661	(a)	03/18/09	226,000,000
22,500,000	0.190		03/23/09	22,497,388
22,500,000	0.190		03/24/09	22,497,269
45,000,000	0.190		03/25/09	44,994,300
22,500,000	0.190		03/26/09	22,497,031
36,000,000	0.200		03/27/09	35,994,800
42,000,000	3.756		03/30/09	41,999,683
135,000,000	0.596	(a)(b)	04/03/09	135,000,000
112,000,000	1.100		04/14/09	111,849,422
90,000,000	0.794	(a)	04/15/09	90,000,000
45,000,000	0.320		04/20/09	44,980,000
401,400,000	0.975	(a)	04/23/09	401,400,000
175,000,000	0.310	(a)	05/02/09	175,000,000
45,000,000	1.700		05/15/09	44,840,625
24,000,000	0.330		05/19/09	23,982,620
27,000,000	0.450		07/02/09	26,958,488
203,000,000	1.400		07/06/09	201,997,406
91,000,000	0.370		07/08/09	90,879,349
22,000,000	0.410		07/13/09	21,966,426
24,000,000	0.410		07/16/09	23,962,553
28,500,000	0.500		07/20/09	28,444,187
22,500,000	0.490		07/29/09	22,454,063
92,000,000	0.710		11/17/09	91,526,430
68,000,000	0.790		12/15/09	67,568,748
95,000,000	0.650		01/05/10	94,468,264
91,000,000	0.780		01/07/10	90,384,840
248,000,000	0.920		02/22/10	245,731,076
Federal Home Loan Bank
250,000,000	0.090		03/02/09	249,999,375
2,803,702,000	0.120		03/02/09	2,803,692,654
550,000,000	0.200		03/02/09	549,996,944
665,000,000	0.470	(a)	03/02/09	665,000,000
131,500,000	0.520	(a)	03/02/09	131,500,000
75,000,000	0.530	(a)	03/02/09	75,000,000
195,000,000	0.610	(a)	03/02/09	195,000,000
389,000,000	0.820	(a)	03/02/09	389,000,000
85,822,000	0.850		03/02/09	85,819,974
61,000,000	0.940	(a)(b)	03/02/09	61,000,000
105,900,000	0.190		03/03/09	105,898,882
110,000,000	0.200		03/03/09	109,998,778
37,459,000	0.220		03/03/09	37,458,542
217,100,000	1.100		03/03/09	217,086,733
146,816,000	0.100		03/04/09	146,814,777
606,116,000	0.130		03/04/09	606,109,434
131,000,000	0.150		03/04/09	130,998,362
65,127,000	0.290		03/04/09	65,125,426
364,000,000	2.040	(a)	03/04/09	364,055,178
24,000,000	0.150		03/06/09	23,999,500
430,000,000	0.690		03/06/09	429,958,792
432,745,000	0.700		03/06/09	432,702,928
150,000,000	2.013	(a)	03/08/09	149,962,603
169,633,000	0.550		03/09/09	169,612,267
178,650,000	0.800		03/09/09	178,618,240
99,000,000	2.080		03/09/09	98,954,240
182,250,000	0.160		03/11/09	182,241,900
65,155,000	0.290		03/11/09	65,149,751
48,000,000	0.300		03/11/09	47,996,000
42,000,000	1.000		03/11/09	41,988,333
19,000,000	0.200		03/13/09	18,998,733
30,500,000	0.290		03/13/09	30,497,052
110,500,000	0.300		03/13/09	110,488,950
7,000,000	0.200		03/16/09	6,999,417
581,767,000	0.250		03/16/09	581,706,399
63,032,000	0.300		03/16/09	63,024,121
240,000,000	0.180		03/17/09	239,980,800
9,600,000	0.200		03/17/09	9,599,147
427,000,000	2.500		03/17/09	426,986,034
11,600,000	0.200		03/18/09	11,598,904
200,000,000	0.230		03/18/09	199,978,278
60,000,000	0.290		03/18/09	59,991,783
56,000,000	0.300		03/18/09	55,992,067
350,000,000	0.405	(a)	03/18/09	349,605,510
218,934,000	0.240		03/19/09	218,907,728
228,000,000	0.290		03/20/09	227,965,103
910,000,000	0.294		03/20/09	909,858,798
219,005,000	2.900		03/24/09	218,956,654
13,500,000	0.320		03/27/09	13,496,880
501,805,000	1.466	(a)	03/27/09	501,805,000
120,800,000	1.468	(a)	03/27/09	120,919,427
124,000,000	0.300		03/31/09	123,969,000
179,000,000	2.200		04/03/09	178,983,816
180,000,000	3.240		04/03/09	180,454,666
233,000,000	0.200		04/06/09	232,953,400

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Federal Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)

$432,017,000	0.360%		04/06/09	$431,861,474
425,000,000	1.221	(a)	04/08/09	424,956,461
188,000,000	1.900		04/09/09	188,291,520
113,000,000	2.200		04/09/09	113,210,886
230,000,000	0.354		04/13/09	229,902,748
363,000,000	1.254	(a)	04/13/09	363,000,000
642,000,000	0.985	(a)	04/14/09	642,002,469
522,276,000	0.200		04/15/09	522,145,431
370,000,000	0.364		04/15/09	369,831,650
425,000,000	0.908	(a)	04/16/09	424,945,266
247,000,000	0.350		04/17/09	246,887,135
91,000,000	0.400		04/27/09	90,942,367
40,000,000	1.094	(a)	05/05/09	39,991,953
121,000,000	2.550		05/05/09	120,997,563
102,000,000	2.500		05/07/09	101,988,821
664,663,000	0.390		05/08/09	664,173,365
350,000,000	0.394		05/08/09	349,739,522
613,800,000	1.171	(a)	05/10/09	612,810,502
345,000,000	0.394		05/13/09	344,724,364
287,000,000	1.800		05/14/09	285,938,100
166,039,000	0.430		05/18/09	165,884,307
208,619,000	0.850		05/18/09	208,234,793
455,000,000	0.408		05/22/09	454,577,153
625,000,000	0.390		05/26/09	624,417,708
315,000,000	1.180		05/29/09	314,081,075
165,000,000	0.500		06/01/09	164,789,167
224,000,000	1.180		06/05/09	223,295,147
414,000,000	0.500		06/22/09	413,350,250
224,000,000	3.170		06/23/09	224,001,011
271,000,000	0.500		06/25/09	270,563,389
182,000,000	5.375		07/17/09	185,372,161
120,000,000	0.450		07/21/09	119,787,000
240,000,000	0.538		07/24/09	239,479,933
269,000,000	0.444		01/15/10	269,000,000

Total U.S. Government Agency Obligations				$30,241,170,834

U.S. Treasury Obligations—9.2%
United States Treasury Bills
360,000,000	0.100		03/19/09	359,982,000
29,000,000	0.125		03/19/09	28,998,188
55,000,000	0.170		03/19/09	54,995,325
44,000,000	0.245		03/19/09	43,994,610
220,000,000	0.250		03/19/09	219,972,500
826,000,000	0.290		03/26/09	825,833,653
796,000,000	0.180		04/09/09	795,844,780
311,260,000	0.320		05/21/09	311,035,893
15,000,000	0.265		05/28/09	14,990,283
31,000,000	0.275		05/28/09	30,979,161
41,000,000	0.300		05/28/09	40,968,033
57,000,000	0.313	(b)	06/04/09	56,954,974
250,000,000	0.705		12/17/09	248,575,313

Total U.S. Treasury Obligations				$3,033,124,713

Total Investments—100.5%				$33,274,295,547

Liabilities in Excess of Other Assets—(0.5)%				(160,052,660)

Net Assets—100.0%				$33,114,242,887

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Government Fund
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Guarantee Commercial Paper*—3.5%
Bank of America N.A.
$63,800,000	0.690%		07/27/09	$63,619,021
General Electric Capital Corp.
415,000,000	0.600		06/05/09	414,336,000
415,000,000	0.600		06/08/09	414,315,250
360,000,000	0.600		06/09/09	359,400,000
375,000,000	0.850		07/22/09	373,733,854
375,000,000	0.850		07/23/09	373,725,000
400,000,000	0.850		07/27/09	398,602,222

Total U.S. Government Guarantee Commercial Paper				$2,397,731,347

U.S. Government Guarantee Notes*—1.2%
Bank of America N.A.
$445,000,000	0.540%		05/14/09	$445,000,000
350,000,000	0.700		08/05/09	350,000,000

Total U.S. Government Guarantee Notes				$795,000,000

U.S. Government Guarantee Variable Rate Obligation*(a)(b)—0.9%
Bank of America N.A.
$595,000,000	1.234%		04/29/09	$595,000,000

U.S. Government Agency Obligations—48.4%
Federal Home Loan Bank
$750,000,000	0.335	%(a)	03/02/09	$749,941,795
725,000,000	0.470	(a)	03/02/09	725,000,000
269,000,000	0.550	(a)	03/02/09	269,000,000
75,000,000	0.820	(a)	03/02/09	75,000,000
308,000,000	0.940	(a)(c)	03/02/09	308,000,000
500,000,000	2.040	(a)	03/04/09	499,990,272
675,000,000	1.466	(a)	03/27/09	675,000,000
200,000,000	2.200		04/03/09	199,981,918
550,000,000	0.200		04/06/09	549,890,000
849,925,000	1.223	(a)	04/09/09	849,791,326
250,000,000	0.354		04/13/09	249,894,292
275,000,000	0.364		04/15/09	274,874,875
150,000,000	0.400		04/27/09	149,905,000
134,000,000	0.994	(a)	04/30/09	133,993,831
936,893,000	1.500		05/05/09	934,355,582
725,000,000	1.101	(a)	05/07/09	725,040,586
375,000,000	0.394		05/08/09	374,720,917
905,000,000	1.171	(a)	05/10/09	903,541,062
553,000,000	1.500		05/11/09	551,364,042
100,000,000	0.394		05/13/09	99,920,106
120,000,000	1.500		05/13/09	119,635,000
400,000,000	1.800		05/13/09	398,540,000
590,700,000	0.500		06/22/09	589,772,929
1,000,000,000	0.500		07/06/09	998,236,111
244,900,000	0.700		01/08/10	243,409,511
76,500,000	0.750		01/08/10	76,001,156
444,000,000	0.444		01/15/10	444,000,000
659,800,000	0.940		01/19/10	654,218,092
100,000,000	0.870		01/26/10	99,918,202
Federal Home Loan Mortgage Corp.
550,000,000	0.670	(a)	03/02/09	550,000,000
500,000,000	0.770	(a)	03/02/09	500,000,000
500,000,000	2.001	(a)	03/05/09	499,859,168
100,000,000	2.330		03/09/09	99,948,222
18,182,000	2.340		03/09/09	18,172,545
100,000,000	2.350		03/09/09	99,947,778
25,450,000	1.300		03/16/09	25,436,215
750,000,000	0.446	(a)	03/19/09	749,562,701
150,000,000	1.400		03/19/09	149,895,000
500,000,000	0.453	(a)	03/23/09	500,000,000
1,864,655,000	1.331	(a)(c)	03/25/09	1,867,757,786
200,000,000	2.450		04/09/09	200,000,000
1,000,000,000	1.254	(a)	04/13/09	1,000,000,000
1,750,000,000	1.200		05/12/09	1,745,800,000
147,000,000	0.380		05/26/09	146,866,557
750,000,000	1.200		06/08/09	747,525,000
250,000,000	5.000		06/11/09	251,269,333
350,000,000	0.460		06/29/09	349,411,336
219,445,000	0.470		06/29/09	219,153,200
147,000,000	0.598		08/24/09	146,570,237
640,000,000	0.700		09/21/09	637,461,333
Federal National Mortgage Association
250,000,000	0.460	(a)	03/02/09	249,987,448
390,000,000	0.470	(a)	03/02/09	389,991,522
600,000,000	0.550	(a)	03/02/09	599,900,473
100,000,000	2.430		03/11/09	99,932,500
850,000,000	1.500		04/01/09	848,902,083
1,000,000,000	1.000		04/03/09	999,083,333
202,000,000	1.350		04/08/09	201,712,150
300,000,000	1.244	(a)	04/13/09	299,876,518
52,000,000	2.990		04/15/09	51,805,650
755,000,000	0.250		04/17/09	754,753,576
1,000,000,000	0.700		04/20/09	999,027,778
500,000,000	1.024	(a)	04/28/09	499,941,985
250,000,000	0.850		05/11/09	249,580,903
250,000,000	1.200		05/11/09	249,408,333
750,000,000	1.800		05/28/09	746,700,000
100,000,000	4.570		06/15/09	100,550,600
499,773,000	0.510		06/24/09	498,958,787
1,200,000,000	0.700		09/21/09	1,195,240,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Government Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association (continued)

$190,200,000	0.650%	12/29/09	$189,159,448
162,000,000	1.000	02/04/10	160,470,000

Total U.S. Government Agency Obligations			$32,812,556,103

Total Investments Before Repurchase Agreements			$36,600,287,450

Repurchase Agreements-Unaffiliated Issuers(d)—47.1%
Banc of America Securities LLC
2,000,000,000	0.280%	04/08/09	2,000,000,000
Maturity Value: $2,001,337,778
Settlement Date: 01/12/09
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 5.500%, due 01/01/38 to 01/01/39 and Federal National Mortgage Association, 5.000% to 5.500%, due 06/01/35 to 06/01/38. The aggregate market value of the collateral, including accrued interest, was $2,059,999,997.

1,000,000,000	0.290	04/17/09	1,000,000,000
Maturity Value: $1,000,749,167
Settlement Date: 01/14/09
Collateralized by Federal Home Loan Mortgage Corp., 5.000% due 01/01/39 and Federal National Mortgage Association, 5.500% due 12/01/34. The aggregate market value of the collateral, including accrued interest, was $1,029,999,999.

Barclays Capital, Inc.
125,000,000	0.250	03/02/09	125,000,000
Maturity Value: $125,002,604
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 02/01/39 and Government National Mortgage Association, 6.000%, due 08/20/38. The aggregate market value of the collateral, including accrued interest, was $127,499,997.

Deutsche Bank Securities, Inc.
150,000,000	0.290	03/02/09	150,000,000
Maturity Value: $150,003,625
1,225,000,000	0.450	04/08/09	1,225,000,000
Maturity Value: $1,225,643,125
Settlement Date: 02/25/09
Deutsche Bank Securities, Inc.
1,000,000,000	0.280	04/15/09	1,000,000,000
Maturity Value: $1,000,707,778
Settlement Date: 01/14/09
Repurchase agreements issued by Deutsche Bank Securities, Inc., with a total amortized cost of $2,375,000,000, are collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 03/01/38 and Federal National Mortgage Association, 4.500% to 8.500% due 06/01/19 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $2,446,249,720.

Joint Repurchase Agreement Account I
99,600,000	0.252	03/02/09	99,600,000
Maturity Value: $99,602,092
Joint Repurchase Agreement Account II
22,330,000,000	0.274	03/02/09	22,330,000,000
Maturity Value: $22,330,509,868
UBS Securities LLC
114,700,000	0.230	03/02/09	114,700,000
Maturity Value: $114,702,198
Collateralized by U.S. Treasury Bill, 0.000% due 08/27/09. The market value of the collateral, including accrued interest, was $116,995,586.
880,000,000	0.370	03/12/09	880,000,000
Maturity Value: $880,262,289
Settlement Date: 02/11/09
Collateralized by Federal National Mortgage Association, 4.000% to 6.500%, due 01/01/19 to 02/01/39. The aggregate market value of the collateral, including accrued interest, was $897,603,167.
890,000,000	0.400	03/12/09	890,000,000
Maturity Value: $890,276,889
Settlement Date: 02/12/09
Collateralized by Federal National Mortgage Association, 4.500% to 6.500%, due 02/01/18 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $907,801,132.
500,000,000	0.450	04/03/09	500,000,000
Maturity Value: $500,231,250
Settlement Date: 02/25/09
Collateralized by Federal National Mortgage Association, 5.500% to 7.000%, due 11/01/22 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $510,004,528.
900,000,000	0.450	04/06/09	900,000,000
Maturity Value: $900,427,500
Settlement Date: 02/27/09
Collateralized by Federal National Mortgage Association, 4.000% to 7.000%, due 01/01/16 to 07/01/47. The aggregate market value of the collateral, including accrued interest, was $918,002,569.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(d) (continued)
UBS Securities LLC (continued)

$750,000,000	0.450%	04/09/09	$750,000,000
Maturity Value: $750,534,375
Settlement Date: 02/11/09
Collateralized by Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/18 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $765,003,087.

Total Repurchase Agreements-Unaffiliated Issuers			$31,964,300,000

Repurchase Agreements-Affiliated Issuers(d)—1.6%
Goldman, Sachs & Co.
$50,000,000	0.260%	03/02/09	$50,000,000
Maturity Value: $50,001,083
Collateralized by Government National Mortgage Association., 6.000%, due 11/15/38. The market value of the collateral, including accrued interest, was $51,500,000.
1,000,000,000	0.270	03/02/09	1,000,000,000
Maturity Value: $1,000,022,500
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 05/01/19 to 02/01/39 and Federal National Mortgage Association, 4.000% to 7.000%, due 01/01/17 to 03/01/39. The aggregate market value of the collateral, including accrued interest, was $1,029,999,883.

Total Repurchase Agreements-Affiliated Issuers			$1,050,000,000

Total Investments—102.7%			$69,614,587,450

Liabilities in Excess of Other Assets—(2.7%)			(1,799,264,706)

Net Assets—100.0%			$67,815,322,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable or floating rate security index is based on U.S. Treasury Bill rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2009, these securities amounted to $595,000,000 or approximately 0.9% of net assets.
(c)	All or a portion represents a forward commitment.
(d)	Unless noted, all repurchase agreements were entered into on February 27, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 46-47.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Money Market Fund
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—22.6%
Amstel Funding Corp.
$150,000,000	3.000%	03/04/09	$149,962,500
100,000,000	2.650	03/13/09	99,911,667
Amsterdam Funding Corp.
56,750,000	0.880	05/08/09	56,655,669
185,000,000	0.850	05/27/09	184,619,979
Aspen Funding Corp.
50,000,000	0.800	04/13/09	49,952,222
Atlantic Asset Securitization Corp.
100,000,000	0.400	04/08/09	99,957,778
50,000,000	0.400	04/09/09	49,978,333
100,000,000	0.450	04/15/09	99,943,750
98,000,000	0.720	05/08/09	97,866,720
64,540,000	0.700	05/12/09	64,449,644
Atlantis One Funding Corp.
100,000,000	0.700	04/30/09	99,883,333
73,000,000	0.750	05/04/09	72,902,667
90,000,000	0.750	05/14/09	89,861,250
Banco Bilbao Vizcaya Argentaria SA
200,000,000	0.995	07/13/09	199,259,278
Barton Capital LLC
72,452,000	0.400	04/14/09	72,416,579
Cafco LLC
100,000,000	1.300	03/11/09	99,963,889
Charta LLC
100,000,000	0.400	04/14/09	99,951,111
Ciesco LLC
100,000,000	0.400	04/14/09	99,951,111
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	1.100	03/10/09	49,986,250
CRC Funding LLC
100,000,000	1.300	03/11/09	99,963,889
Enterprise Funding Co. LLC
80,325,000	1.150	03/17/09	80,283,945
132,071,000	1.250	03/19/09	131,988,456
100,000,000	0.400	04/14/09	99,951,111
Gemini Securitization Corp.
100,000,000	1.900	03/04/09	99,984,167
205,000,000	1.550	03/09/09	204,929,389
50,000,000	0.770	04/16/09	49,950,805
75,000,000	0.900	04/28/09	74,891,250
46,983,000	0.900	05/01/09	46,911,351
Govco LLC
100,000,000	0.400	04/13/09	99,952,222
50,000,000	1.250	06/24/09	49,800,347
JPMorgan Chase & Co.
250,000,000	1.700	03/03/09	249,976,389
Liberty Street Funding LLC
175,000,000	1.650	03/13/09	174,903,750
LMA Americas LLC
123,100,000	0.750	04/14/09	122,987,153
50,000,000	0.720	04/24/09	49,946,000
145,500,000	0.875	05/07/09	145,263,057
99,600,000	0.900	05/29/09	99,378,390
Newport Funding Corp.
40,000,000	1.000	05/06/09	39,926,667
Old Line Funding Corp.
80,289,000	1.450	03/09/09	80,263,129
98,743,000	0.400	04/14/09	98,694,725
Ranger Funding Co. LLC
100,000,000	1.150	03/16/09	99,952,083
100,000,000	0.400	04/13/09	99,952,222
Salisbury Receivables Co. LLC
50,000,000	1.400	03/06/09	49,990,278
Sheffield Receivables Corp.
50,000,000	1.400	03/06/09	49,990,278
Societe Generale
200,000,000	0.860	04/01/09	199,851,889
Thames Asset Global Securitization, Inc.
141,686,000	1.450	03/09/09	141,640,346
Variable Funding Capital Corp.
100,000,000	1.700	03/25/09	99,886,667
125,000,000	0.400	04/14/09	124,938,889
Windmill Funding Corp.
50,000,000	0.930	05/14/09	49,904,417

Total Commercial Paper and Corporate Obligations			$4,853,526,991

Certificate of Deposit—0.9%
Bank of America N.A.
$187,000,000	0.750%	07/06/09	$187,000,000

Certificates of Deposit-Eurodollar—2.4%
BNP Paribas SA
$175,000,000	1.020%	05/18/09	$175,003,782
HSBC Bank PLC
146,000,000	1.200	07/09/09	146,017,956
Societe Generale
190,000,000	1.010	05/05/09	190,003,422

Total Certificates of Deposit-Eurodollar			$511,025,160

Certificates of Deposit-Yankeedollar—5.7%
Banco Bilbao Vizcaya Argentaria SA
$235,000,000	2.230%	03/04/09	$235,000,195
BNP Paribas SA
190,000,000	0.790	04/17/09	190,000,000
196,000,000	1.075	07/09/09	196,003,519
Lloyds TSB Group PLC
270,000,000	1.340	04/08/09	270,000,000
190,000,000	1.170	05/13/09	190,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Certificates of Deposit-Yankeedollar (continued)

Royal Bank of Canada
$150,000,000	1.410%		03/09/09	$150,000,332

Total Certificates of Deposit-Yankeedollar				$1,231,004,046

U.S. Government Guarantee Commercial Paper*—1.8%
General Electric Capital Co.
$67,000,000	0.600%		06/05/09	$66,892,800
67,000,000	0.600		06/08/09	66,889,450
56,000,000	0.600		06/09/09	55,906,667
67,000,000	0.850		07/22/09	66,773,782
67,000,000	0.850		07/23/09	66,772,200
72,000,000	0.850		07/27/09	71,748,400

Total U.S. Government Guarantee Commercial Paper				$394,983,299

U.S. Government Guarantee Variable Rate Obligations*(a)—1.9%
Bank of America N.A.
$100,000,000	1.234%		04/29/09	$100,000,000
Royal Bank of Scotland Group PLC
300,000,000	1.341		05/09/09	300,000,000

Total U.S. Government Guarantee Variable Rate Obligations				$400,000,000

Master Demand Note—1.1%
Bank of America Securities LLC
$240,000,000	0.650%		03/11/09	$240,000,000

U.S. Government Agency Obligations—20.6%
Federal Home Loan Bank
$490,000,000	0.335	%(a)	03/02/09	$489,961,973
400,000,000	0.470	(a)	03/02/09	400,000,000
180,000,000	0.610	(a)	03/02/09	180,000,000
75,000,000	0.940	(a)(b)	03/02/09	75,000,000
80,000,000	2.013	(a)	03/08/09	79,980,055
213,000,000	2.189	(a)	03/10/09	213,000,000
150,000,000	0.329	(a)	03/28/09	149,943,334
200,000,000	3.125		06/19/09	199,974,377
200,000,000	2.720		09/18/09	200,000,000
Federal Home Loan Mortgage Corp.
310,000,000	0.446	(a)	03/19/09	310,000,000
350,000,000	1.254	(a)	04/13/09	350,000,000
325,000,000	0.850		12/29/09	322,674,896
Federal National Mortgage Association
140,000,000	0.460	(a)	03/02/09	139,992,885
150,000,000	0.520	(a)	03/02/09	149,900,645
289,000,000	1.244	(a)	04/13/09	288,881,046
375,000,000	1.200		05/11/09	374,112,500
250,000,000	0.650		12/28/09	248,636,805
250,000,000	0.650		12/29/09	248,632,292

Total U.S. Government Agency Obligations				$4,420,690,808

Variable Rate Obligations(a)—6.9%
ANZ National Bank Limited
$100,000,000	2.409%		03/10/09	$100,000,000
Bank of Nova Scotia
175,000,000	2.501		03/05/09	175,000,000
BNP Paribas SA
100,000,000	1.461		05/13/09	100,000,000
Deutsche Bank AG
95,000,000	1.635		04/06/09	95,000,000
ING Bank NV
250,000,000	1.716		03/26/09	250,000,000
Lloyds TSB Group PLC
150,000,000	1.541		05/07/09	150,000,000
Merrill Lynch & Co., Inc.
140,000,000	3.051		03/20/09	140,089,684
National Australia Bank Ltd.
50,000,000	2.402		03/06/09	50,000,000
Nordea Bank AB
175,000,000	1.509		04/24/09	175,000,000
Rabobank Nederland
150,000,000	1.431		05/11/09	150,000,000
Royal Bank of Canada
100,000,000	1.537		05/15/09	100,000,000

Total Variable Rate Obligations				$1,485,089,684

Time Deposits—4.9%
BNP Paribas SA
$400,000,000	0.320%		03/02/09	$400,000,000
Lloyds TSB Bank PLC
250,000,000	0.340		03/02/09	250,000,000
Societe Generale
400,000,000	0.281		03/02/09	400,000,000

Total Time Deposits				$1,050,000,000

Total Investments Before Repurchase Agreements				$14,773,319,988

Repurchase Agreements-Unaffiliated Issuers(c)—28.0%
Barclays Capital, Inc.
$100,000,000	0.250%		03/02/09	$100,000,000
Maturity Value: $100,002,083
Collateralized by Federal National Mortgage Association, 4.100%, due 12/17/18. The market value of the collateral, including accrued interest, was $102,000,351.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)

Deutsche Bank Securities, Inc.
$100,000,000	0.290%	03/02/09	$100,000,000
Maturity Value: $100,002,417
Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 08/01/38. The market value of the collateral, including accrued interest, was $103,000,000.
Joint Repurchase Agreement Account I
79,400,000	0.252	03/02/09	79,400,000
Maturity Value: $79,401,667
Joint Repurchase Agreement Account II
5,700,100,000	0.274	03/02/09	5,700,100,000
Maturity Value: $5,700,230,152
UBS Securities LLC
24,000,000	0.230	03/02/09	24,000,000
Maturity Value: $24,000,460
Collateralized by U.S. Treasury Bill, 0.000%, due 08/27/09. The market value of the collateral, including accrued interest, was $24,482,575.

Total Repurchase Agreements-Unaffiliated Issuers			$6,003,500,000

Repurchase Agreements-Affiliated Issuers(c)—3.8%
Goldman, Sachs & Co.
$75,000,000	0.260%	03/02/09	$75,000,000
Maturity Value: $75,001,625
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 9.000%, due 06/01/12 to 02/01/39 and Federal National Mortgage Association, 4.000% to 8.500%, due 07/01/11 to 05/01/48. The aggregate market value of the collateral, including accrued interest, was $77,249,308.

$750,000,000	0.270%	03/02/09	$750,000,000
Maturity Value: $750,016,875
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 04/01/18 to 01/01/2039 and Federal National Mortgage Association, 4.500% to 7.500%, due 08/01/17 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $772,499,868.

Total Repurchase Agreements-Affiliated Issuers			$825,000,000

Total Investments—100.6%			$21,601,819,988

Liabilities in Excess of Other Assets—(0.6)%			(127,243,517)

Net Assets—100.0%			$21,474,576,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable or floating rate security index is based on the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on February 27, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 46-47.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Prime Obligations Fund
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—26.0%
Amsterdam Funding Corp.
$150,000,000	0.450%	04/03/09	$149,938,125
150,400,000	0.880	05/08/09	150,150,002
Aspen Funding Corp.
130,061,000	0.400	03/02/09	130,059,555
180,000,000	1.000	05/06/09	179,670,000
50,000,000	1.000	05/11/09	49,901,389
Atlantic Asset Securitization Corp.
150,000,000	0.400	04/09/09	149,935,000
100,000,000	0.400	04/14/09	99,951,111
200,000,000	0.650	05/04/09	199,768,889
150,000,000	0.700	05/12/09	149,790,000
Atlantis One Funding Corp.
200,000,000	0.700	04/30/09	199,766,667
110,000,000	0.750	05/04/09	109,853,334
300,000,000	0.750	05/14/09	299,537,500
Barton Capital LLC
117,009,000	0.450	04/08/09	116,953,421
51,895,000	0.700	05/08/09	51,826,383
218,518,000	0.700	05/11/09	218,216,324
Charta LLC
250,000,000	0.400	03/20/09	249,947,222
100,000,000	0.400	04/14/09	99,951,111
Ciesco LLC
250,000,000	0.400	03/20/09	249,947,222
100,000,000	0.400	04/14/09	99,951,111
Enterprise Funding Co. LLC
200,000,000	0.400	04/14/09	199,902,222
Gemini Securitization Corp.
125,000,000	1.900	03/04/09	124,980,208
120,000,000	0.800	03/18/09	119,954,667
145,000,000	0.770	04/16/09	144,857,336
100,000,000	0.900	04/28/09	99,855,000
105,000,000	0.900	05/12/09	104,811,000
80,000,000	0.900	05/20/09	79,840,000
Govco LLC
150,000,000	0.400	03/27/09	149,956,667
100,000,000	0.400	04/13/09	99,952,222
50,000,000	1.250	06/24/09	49,800,347
100,000,000	1.250	06/25/09	99,597,222
JPMorgan Chase & Co.
760,000,000	0.850	08/10/09	757,093,000
Jupiter Secturitization Corp.
100,000,000	0.500	04/22/09	99,927,778
Liberty Street Funding LLC
100,000,000	0.750	05/05/09	99,864,583
100,000,000	0.750	05/13/09	99,847,917
150,000,000	0.750	05/20/09	149,750,000
LMA Americas LLC
175,000,000	1.000	03/17/09	174,922,222
80,000,000	0.720	04/24/09	79,913,600
Newport Funding Corp.
136,218,000	0.400	03/02/09	136,216,487
75,000,000	0.800	04/13/09	74,928,333
80,000,000	1.000	05/06/09	79,853,333
50,000,000	1.000	05/11/09	49,901,389
Old Line Funding Corp.
100,000,000	0.400	04/14/09	99,951,111
193,715,000	0.650	07/09/09	193,260,308
Ranger Funding Co. LLC
100,000,000	1.150	03/16/09	99,952,083
100,000,000	0.700	05/18/09	99,848,333
Thames Asset Global Securitization, Inc.
123,347,000	1.100	03/16/09	123,290,466
Thunder Bay Funding, Inc.
50,178,000	0.650	07/09/09	50,060,221
Ticonderoga Funding LLC
53,142,000	0.700	05/14/09	53,065,535
Variable Funding Capital Corp.
330,000,000	1.700	03/25/09	329,626,000
500,000,000	0.650	04/10/09	499,638,889
270,000,000	1.150	08/10/09	268,602,750
Windmill Funding Corp.
100,000,000	0.450	04/03/09	99,958,750
50,000,000	0.500	04/03/09	49,977,083
250,000,000	0.530	04/06/09	249,867,500
150,000,000	0.880	05/07/09	149,754,333
160,000,000	0.880	05/08/09	159,734,045
89,000,000	0.930	05/14/09	88,829,862
345,000,000	0.900	05/18/09	344,327,250
Yorktown Capital LLC
90,759,000	0.450	04/09/09	90,714,755

Total Commercial Paper and Corporate Obligations			$9,081,299,173

Bank Notes—3.5%
Wells Fargo & Co.
$220,000,000	3.552%	05/01/09	$220,018,639
Wells Fargo Bank N.A.
245,000,000	1.538	03/23/09	245,035,319
745,000,000	2.950	05/29/09	745,000,000

Total Bank Notes			$1,210,053,958

Certificate of Deposit—0.3%
Bank of America N.A.
$100,000,000	0.750%	07/06/09	$100,000,000

U.S. Government Guarantee Commercial Paper*—2.0%
General Electric Capital Corp.
$122,500,000	0.600%	06/05/09	$122,304,000
122,500,000	0.600	06/08/09	122,297,875

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Prime Obligations Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Guarantee Commercial Paper (continued)
General Electric Capital Corp. (continued)

$105,000,000	0.600%		06/09/09	$104,825,000
118,000,000	0.850		07/22/09	117,601,586
114,000,000	0.850		07/23/09	113,612,400
127,500,000	0.850		07/27/09	127,054,459

Total U.S. Government Guarantee Commercial Paper				$707,695,320

U.S. Government Guarantee Note*—0.3%
Bank of America N.A.
$118,000,000	0.700%		08/05/09	$118,000,000

U.S. Government Guarantee Variable Rate Obligation*(a)(b)—0.5%
Bank of America N.A.
$168,000,000	1.234%		04/29/09	$168,000,000

Master Demand Note—2.2%
Bank of America Securities LLC
$750,000,000	0.650%		03/11/09	$750,000,000

U.S. Government Agency Obligations—32.4%
Federal Home Loan Bank
$3,000,000,000	0.335	%(a)	03/02/09	$2,999,767,180
800,000,000	0.470	(a)	03/02/09	800,000,000
395,000,000	0.610	(a)	03/02/09	395,000,000
160,000,000	2.013	(a)	03/08/09	159,960,110
530,000,000	2.189	(a)	03/10/09	530,000,000
332,000,000	0.329	(a)	03/28/09	331,874,579
400,000,000	3.125		06/19/09	399,948,755
245,575,000	2.700		07/07/09	245,562,057
450,000,000	2.720		09/18/09	450,000,000
Federal Home Loan Mortgage Corp.
1,325,000,000	0.446	(a)	03/19/09	1,325,000,000
635,000,000	1.254	(a)	04/13/09	635,000,000
385,000,000	0.850		12/29/09	382,245,646
Federal National Mortgage Association
600,000,000	0.460	(a)	03/02/09	599,969,508
400,000,000	0.520	(a)	03/02/09	399,735,054
480,000,000	1.244	(a)	04/13/09	479,802,429
461,000,000	0.650		12/28/09	458,486,269
375,000,000	0.650		12/29/09	372,948,437
350,000,000	1.000		02/04/10	346,694,444

Total U.S. Government Agency Obligations				$11,311,994,468

Variable Rate Obligations(a)—6.2%
Bank of America N.A.
$345,000,000	1.625%		04/03/09	$345,000,000
General Electric Capital Corp.
215,000,000	0.512		03/24/09	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	0.713		03/02/09	100,000,000
JPMorgan Chase & Co.
60,000,000	2.337		03/02/09	59,996,563
565,000,000	1.465		04/03/09	564,996,841
MetLife, Inc.(b)
150,000,000	1.489		03/17/09	150,000,000
190,000,000	1.571		03/17/09	190,000,000
Metropolitan Life Global Funding I
295,000,000	1.667		04/09/09	295,000,000
Wells Fargo & Co.
230,000,000	1.667		03/23/09	230,087,721

Total Variable Rate Obligations				$2,150,081,125

Time Deposit—0.3%
JPMorgan Chase & Co.
$116,500,000	0.125%		03/02/09	$116,500,000

U.S. Treasury Obligation—1.0%
United States Treasury Bill
$350,000,000	0.700%		12/17/09	$348,019,583

Total Investments Before Repurchase Agreements				$26,061,643,627

Repurchase Agreements-Unaffiliated Issuers(c)—23.2%
Barclays Capital, Inc.
$125,000,000	0.250%		03/02/09	$125,000,000
Maturity Value: $125,002,604
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 02/01/39 and Government National Mortgage Association, 6.000%, due 08/20/38. The aggregate market value of the collateral, including accrued interest, was $127,499,997.

Joint Repurchase Agreement Account I
343,500,000	0.252		03/02/09	343,500,000
Maturity Value: $343,507,214
Joint Repurchase Agreement Account II
7,590,000,000	0.274		03/02/09	7,590,000,000
Maturity Value: $7,590,173,305
UBS Securities LLC
25,000,000	0.230		03/02/09	25,000,000
Maturity Value: $25,000,479
Collateralized by U.S. Treasury Bill, 0.000%, due 08/27/09. The market value of the collateral, including accrued interest, was $25,500,189.

Total Repurchase Agreements-Unaffiliated Issuers				$8,083,500,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(c)—2.4%
Goldman, Sachs & Co.
$100,000,000	0.260%	03/02/09	$100,000,000
Maturity Value: $100,002,167
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 8.500%, due 12/01/14 to 09/01/38 and Federal National Mortgage Association, 4.000% to 8.500%, due 05/01/12 to 02/01/39. The aggregate market value of the collateral, including accrued interest, was $102,999,450.

750,000,000	0.270	03/02/09	750,000,000
Maturity Value: $750,016,875
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 04/01/18 to 01/01/39 and Federal National Mortgage Association, 4.500% to 7.500%, due 07/01/17 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $772,499,860.

Total Repurchase Agreements-Affiliated Issuers			$850,000,000

Total Investments—100.3%			$34,995,143,627

Liabilities in Excess of Other Assets—(0.3)%			(92,913,879)

Net Assets—100.0%			$34,902,229,748

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Securities issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at February 28, 2009.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2009, these securities amounted to $608,000,000 or approximately 1.7% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on February 27, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 46-47.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.1%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,775,000	0.600%	03/05/09	$6,775,000
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
12,000,000	5.000	12/01/09	12,335,865
Alabama State Public School & College Authority VRDN RB ROCS-RR-II R-11310 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,425,000	0.700	03/05/09	5,425,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,200,000	0.650	03/02/09	3,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
1,750,000	0.800	03/02/09	1,750,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	0.650	03/02/09	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.650	03/02/09	18,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
10,000,000	0.600	03/02/09	10,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	0.650	03/02/09	6,150,000
Huntsville Health Care Authority CP Series 2008 (A-1)
40,000,000	1.750	03/02/09	40,000,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,050,000	0.650	03/02/09	7,050,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.720	03/05/09	7,500,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
8,000,000	0.650	03/02/09	8,000,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
85,198,000	0.550	03/02/09	85,198,000

			$222,683,865

Arizona—1.7%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+)
12,435,000	0.500	03/04/09	12,435,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
14,500,000	0.580	03/04/09	14,500,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
14,800,000	0.530	03/04/09	14,800,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
29,300,000	3.000	07/30/09	29,463,854
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,670,000	0.600	03/05/09	3,670,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	0.640	03/05/09	13,120,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
15,790,000	3.500	07/01/09	15,881,105
Salt River Project Agricultural Improvement & Power District Electric Systems RB Series A (AA/Aa1)(c)
15,000,000	5.000	01/01/10	15,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1+)(a)
12,275,000	0.690	03/05/09	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1)(a)
16,500,000	0.690	03/05/09	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	0.720	03/05/09	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (VMIG1)(a)
2,635,000	0.680	03/05/09	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,620,000	0.600	03/05/09	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,395,000	0.600	03/05/09	3,395,000
Scottsdale Arizona GO Bonds Series 1999 (AAA/Aaa)
5,000,000	5.000	07/01/09	5,046,189

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)

Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
$3,000,000	0.580%	03/05/09	$3,000,000

			$187,191,148

California—2.2%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1+)(a)
11,825,000	0.560	03/05/09	11,825,000
Bay Area Toll Authority Toll Bridge VRDN RB Bay Area Series 2003 C RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,800,000	0.550	03/05/09	3,800,000
Bay Area Toll Authority Toll Bridge VRDN RB San Francisco Bay Area Series 2008 E-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,700,000	0.300	03/05/09	1,700,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,145,000	0.550	03/05/09	6,145,000
Bay Area Toll Authority VRDN RB Putters Series 2009-3293 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,500,000	0.550	03/05/09	2,500,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1+)(a)
4,440,000	0.570	03/05/09	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,365,000	0.550	03/05/09	2,365,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3299 (JPMorgan Chase & Co. SPA) (A-1+)(a)
15,000,000	0.550	03/05/09	15,000,000
California Health Facilities Financing Authority VRDN RB Sutter Health ROCS-RR-II-11007 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	0.630	03/05/09	6,800,000
California Health Facilities VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,805,000	0.550	03/05/09	8,805,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A3 RMKT (A-1+/VMIG1)
6,000,000	1.700	04/01/09	6,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A4 RMKT (A-1+/VMIG1)
6,100,000	1.700	04/01/09	6,100,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
5,000,000	1.700	04/01/09	5,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
4,400,000	0.400	03/05/09	4,400,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC) (A-1+/VMIG1)
25,265,000	0.350	03/05/09	25,265,000
California State Department of Water Resources Power Supply VRDN RB Series 2008 J-2 (Bank of Nova Scotia, California Public Employees Retirement System and JPMorgan Chase & Co. LOC) (VMIG1)
5,900,000	0.400	03/05/09	5,900,000
California State Department of Water Resources VRDN RB Putters Series 2008-3019 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,890,000	0.550	03/05/09	4,890,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.700	03/05/09	4,000,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1)(a)
4,100,000	0.700	03/05/09	4,100,000
California Statewide Communities Development Authority for Kaiser Permanente CP Series 2009 S-K
17,700,000	0.550	08/24/09	17,700,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
19,710,000	0.400	03/04/09	19,710,000
Glendale California VRDN COPS for Police Building Project Series 2000 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,000,000	0.350	03/05/09	5,000,000
Los Angeles California Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
2,695,000	0.700	03/05/09	2,695,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.550	03/05/09	4,500,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,295,000	0.630	03/05/09	3,295,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
$5,525,000	0.690%	03/05/09	$5,525,000
Pasadena California VRDN COPS Refunding Series 2008 A (Bank of America N.A. LOC) (A-1+)
4,105,000	0.400	03/05/09	4,105,000
Sacramento County Sanitation District Financing Authority VRDN RB Subordinated Lien for Sacramento Regional Series 2000 C (Bank of America N.A. LOC) (A-1+/VMIG1)
1,900,000	0.400	03/04/09	1,900,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1)
5,500,000	0.450	03/11/09	5,500,000
12,000,000	0.550	06/11/09	12,000,000
10,500,000	0.550	06/24/09	10,500,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12222 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
4,950,000	0.630	03/05/09	4,950,000
University of California VRDN RB Putters Series 2008-2475 (JPMorgan & Chase Co. SPA) (VMIG1)(a)
1,035,000	0.550	03/05/09	1,035,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
3,440,000	0.690	03/05/09	3,440,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
8,500,000	0.630	03/05/09	8,500,000

			$239,390,000

Colorado—1.3%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1+)
20,600,000	0.650	03/05/09	20,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,690,000	0.610	03/04/09	12,690,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,905,000	0.400	03/04/09	17,905,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,825,000	0.610	03/04/09	6,825,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,145,000	0.630	03/04/09	18,145,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
44,550,000	0.700	03/05/09	44,550,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,150,000	0.550	03/02/09	7,150,000
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1+)(a)
7,500,000	0.620	03/05/09	7,500,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,550,000	0.590	03/04/09	4,550,000

			$139,915,000

Connecticut—1.0%
Connecticut State GO VRDN Putters Series 2008-3254 (JPMorgan Chase & Co. SPA) (AAA)(a)
7,965,000	0.550	03/05/09	7,965,000
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1+)(a)
21,000,000	0.620	03/06/09	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,155,000	0.600	03/02/09	7,155,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,730,000	0.600	03/02/09	7,730,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-12227 Series 2008 (Citibank N.A. SPA) (A-1)(a)
11,025,000	0.660	03/05/09	11,025,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II-R-10347 Series 2009 (Citibank N.A. SPA) (A-1+)(a)
42,000,000	0.660	03/05/09	42,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T-2 (A-1+/VMIG1)
5,200,000	0.350	03/05/09	5,200,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Connecticut (continued)

Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (VMIG1)(a)
$9,170,000	0.660%	03/05/09	$9,170,000

			$111,245,000

Delaware—0.8%
Delaware State GO Bonds Series 2008 (AAA/Aaa)
6,415,000	5.000	03/01/09	6,415,491
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1+)
30,120,000	0.650	03/04/09	30,120,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
6,565,000	0.580	03/04/09	6,565,000
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
7,345,000	0.550	03/02/09	7,345,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
33,175,000	0.600	03/02/09	33,175,000

			$83,620,491

District of Columbia—0.6%
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
17,350,000	0.530	03/05/09	17,350,000
District of Columbia George Washington University VRDN RB Series 2000 B RMKT (Bank of America N.A LOC) (A-1+/VMIG1)
26,765,000	0.530	03/04/09	26,765,000
District of Columbia VRDN RB George Washington University Series 2000 C RMKT (Bank of America N.A. LOC) (A-1+)
12,000,000	0.530	03/04/09	12,000,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,300,000	0.650	03/05/09	7,300,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,000,000	0.600	03/05/09	2,000,000

			$65,415,000

Florida—4.6%
Broward County Water & Sewer Utility Systems VRDN RB ROCS RR II R-11719 Series 2009 (Citibank N.A. SPA) (A-1)(a)
3,095,000	0.680	03/05/09	3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
14,911,000	0.620	03/05/09	14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2007 A (AAA/Aa1)
$6,205,000	5.000%	06/01/09	$6,255,154
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
4,400,000	5.000	01/01/10	4,557,379
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,945,000	0.600	03/05/09	4,945,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,305,000	0.680	03/05/09	4,305,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1)(a)
5,390,000	0.680	03/05/09	5,390,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,570,000	0.690	03/05/09	4,570,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12078 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
23,050,000	0.680	03/05/09	23,050,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12154 Series 2007 (Citibank N.A. SPA) (A-1/VMIG1)(a)
9,875,000	0.710	03/05/09	9,875,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
4,870,000	5.000	07/01/09	4,918,924
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
4,500,000	3.500	07/01/09	4,525,395
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,515,000	0.600	03/05/09	4,515,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,665,000	0.600	03/05/09	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	0.670	03/05/09	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1+)(a)
5,500,000	0.620	03/05/09	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
29,895,000	0.650	03/05/09	29,895,000
Jacksonville Electric Authority CP Series 2009 C-1 (JPMorgan Chase & Co. SPA)
31,000,000	0.400	03/06/09	31,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)

Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$5,645,000	0.600%	03/05/09	$5,645,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,500,000	0.460	03/04/09	1,500,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
57,265,000	0.400	03/04/09	57,265,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
22,600,000	0.450	03/05/09	22,600,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
17,850,000	0.400	03/04/09	17,850,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 Subseries A-2 (Bank of New York SPA) (A-1+/VMIG1)
4,910,000	0.500	03/05/09	4,910,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
5,200,000	0.600	03/02/09	5,200,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
10,400,000	5.250	07/01/09	10,517,456
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
89,450,000	0.580	03/04/09	89,450,000
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC)
11,750,000	0.650	03/12/09	11,750,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1+)(a)
6,480,000	0.620	03/05/09	6,480,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	0.620	03/05/09	12,275,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
4,245,000	0.620	03/05/09	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
37,945,000	0.600	03/05/09	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	0.600	03/05/09	2,080,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	0.600	03/05/09	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,785,000	0.680	03/05/09	6,785,000

			$497,130,308

Georgia—2.9%
Dekalb County Private Hospital Authority VRDN RANS Refunding for Childrens Health of Atlanta Series 2008 C (A-1+/VMIG1)
5,000,000	0.570	03/04/09	5,000,000
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	0.680	03/05/09	3,135,000
Georgia State GO Bonds Series 1999 B (AAA/Aaa)
7,770,000	5.750	08/01/09	7,900,912
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
7,000,000	5.250	12/01/09	7,219,767
Georgia State GO Bonds Series 2009 A (AAA/Aaa)
8,080,000	2.000	01/01/10	8,181,400
Georgia State GO Bonds Series 2009 B (AAA/Aaa)
20,925,000	2.000	01/01/10	21,187,600
Georgia State GO Bonds Unrefunded Balance Series 1994 B (AAA/Aaa)
4,900,000	5.250	03/01/09	4,900,456
Georgia State GO VRDN ROCS-RR-II R-11491 Series 2008 (Citibank N.A. SPA) (A-1)(a)
10,650,000	0.680	03/05/09	10,650,000
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
9,500,000	5.000	06/01/09	9,574,340
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,870,000	0.600	03/05/09	8,870,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
23,565,000	0.620	03/04/09	23,565,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
45,220,000	0.650	03/04/09	45,220,000
Monroe County Development Authority VRDN PCRB for Georgia Power Series 2006 RMKT (A-1/VMIG1)
3,065,000	0.560	03/02/09	3,065,000
Monroe County Development Authority VRDN PCRB for Scherer Project Series 1997 RMKT (A-1/P-1)
4,000,000	0.610	03/02/09	4,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)

Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Westdeutsche Landesbank AG and Wachovia Bank N.A. LOC)
$42,000,000	1.250%	03/02/09	$42,000,000
12,000,000	0.550	03/26/09	12,000,000
13,200,000	2.250	04/01/09	13,200,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,400,000	3.500	03/04/09	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (A-1+/VMIG1)
9,000,000	0.630	03/04/09	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,545,000	0.600	03/05/09	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-1 (A-1+/VMIG1)
5,900,000	0.300	03/05/09	5,900,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
6,110,000	0.400	03/04/09	6,110,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/VMIG1)
2,500,000	0.400	03/05/09	2,500,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-2 RMKT (A-1+/VMIG1)
31,270,000	0.400	03/05/09	31,270,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-4 RMKT (A-1/VMIG1)
7,100,000	0.400	03/05/09	7,100,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Plant Branch Project Series 1998 (A-1)
3,525,000	0.560	03/02/09	3,525,000
Savannah Economic Development Authority VRDN PCRB Refunding for Georgia Power Co. Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
4,085,000	0.610	03/02/09	4,085,000

			$308,104,475

Hawaii—1.1%
Hawaii State GO VRDN ROCS-RR-II R-11694 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,985,000	0.690	03/05/09	4,985,000
Honolulu Hawaii GO CP Series 2009 (Westdeutsche Landesbank AG SPA)
18,000,000	0.700	04/03/09	18,000,000
20,000,000	0.500	04/06/09	20,000,000
5,000,000	0.650	04/06/09	5,000,000
Honolulu Hawaii GO CP Series 2009 H (Landesbank Hessen-Thueringen SPA)
55,500,000	0.650	04/02/09	55,500,000
15,400,000	0.500	04/06/09	15,400,000

			$118,885,000

Idaho—0.2%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
18,700,000	0.350	03/04/09	18,700,000
University of Idaho RB for Student Fee Recreation Center Project series 1999 (FSA) (AAA)
1,320,000	6.000	04/01/09	1,337,870

			$20,037,870

Illinois—4.6%
Chicago GO VRDN Putters Series 2009-3315 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,995,000	0.600	03/05/09	4,995,000
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
7,925,000	0.600	03/02/09	7,925,000
Chicago GO VRDN Refunding Series 2007 G RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
18,000,000	0.530	03/02/09	18,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1)(a)
2,000,000	0.680	03/05/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	0.680	03/05/09	4,995,000
Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
36,785,000	0.650	03/02/09	36,785,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-2 (Bank of America N.A. LOC) (VMIG1)
15,500,000	0.650	03/02/09	15,500,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-3 (Northern Trust Co. LOC) (A-1+/VMIG1)
10,500,000	0.650	03/02/09	10,500,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
16,500,000	3.000	08/03/09	16,597,626
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,130,000	0.600	03/05/09	2,130,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)

Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 B Convertible (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$34,400,000	0.600%	03/02/09	$34,400,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 C Convertible (JPMorgan Chase & Co. SPA) (A-1)
8,200,000	0.600	03/02/09	8,200,000
Illinois Educational Facilities Authority RB University of Chicago Series 2003 A (AA/Aa1)
3,225,000	5.000	07/01/09	3,258,694
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
15,700,000	1.850	07/28/09	15,700,000
Illinois Evanston Northwestern Health Care Corp. CP Series 2008-19 (A-1)
22,000,000	1.500	04/02/09	22,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
18,000,000	0.650	01/14/10	18,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,150,000	0.600	03/04/09	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,880,000	0.600	03/04/09	8,880,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
3,550,000	0.300	03/05/09	3,550,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004 A RMKT (JPMorgan Chase & Co. SPA) (A-1+)
28,000,000	0.600	03/02/09	28,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1/VMIG1)
13,600,000	0.550	03/05/09	13,600,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,000,000	0.550	03/05/09	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,625,000	0.650	03/02/09	11,625,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1(JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,785,000	0.600	03/02/09	1,785,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
31,000,000	0.600	02/01/10	31,000,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+)
4,580,000	0.600	03/04/09	4,580,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
4,541,000	0.300	03/05/09	4,541,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 1995 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
35,100,000	0.610	03/04/09	35,100,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
16,700,000	0.600	03/02/09	16,700,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
17,300,000	1.350	03/02/09	17,300,000
26,500,000	0.400	04/02/09	26,500,000
35,000,000	0.400	04/07/09	35,000,000
Illinois State GO Bonds Series 2005 (AA/Aa3)
3,800,000	5.000	04/01/09	3,810,031
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	0.620	03/05/09	3,500,000
Illinois State GO VRDN ROCS-RR-II R-11295 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,185,000	0.680	03/05/09	4,185,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,330,000	0.600	03/05/09	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1+)(a)
4,165,000	0.620	03/05/09	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	0.600	03/05/09	3,000,000

			$498,287,351

Indiana—1.6%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,920,000	0.600	03/05/09	6,920,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,670,000	0.680	03/05/09	6,670,000
Indiana Health Facilities Finance Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
37,000,000	1.750	04/01/09	37,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)

Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
$17,000,000	0.500%	03/05/09	$17,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters of St. Francis Health Series 2008 F (Bank of New York LOC) (VMIG1)
7,640,000	0.400	03/05/09	7,640,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
3,000,000	5.000	02/01/10	3,115,384
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
10,400,000	0.350	03/04/09	10,400,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(b)
12,860,000	1.000	03/05/09	12,860,000
Indiana State Health System Finance Authority VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (VMIG1)
4,000,000	0.400	03/05/09	4,000,000
Purdue University VRDN RB Student Facilities System Series 2005 A (A-1+/VMIG1)
19,140,000	0.400	03/04/09	19,140,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 B (FSA) (A-1+)
13,310,000	2.000	03/04/09	13,310,000
Reid Hospital & Health Care Services, Inc. Richmond Hospital Authority VRDN RB for Reid Hospital Project Series 2005 C (FSA) (A-1+)
12,655,000	2.000	03/04/09	12,655,000
St. Joseph County Educational Facilities VRDN RB for University of Notre Dame Du Lac Series 1998 (Wells Fargo Bank N.A. SPA) (VMIG1)
18,000,000	0.350	03/05/09	18,000,000

			$168,710,384

Iowa—0.0%
Iowa Finance Authority RB Revolving Fund Series 2001 (AAA/Aaa)
3,725,000	5.250	08/01/09	3,778,426

Kansas—0.3%
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,840,000	0.600	03/05/09	3,840,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
25,210,000	0.500	03/04/09	25,210,000

			$29,050,000

Kentucky—0.1%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
16,400,000	3.000	06/25/09	16,462,477

Louisiana—0.4%
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
5,000,000	0.700	03/05/09	5,000,000
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,300,000	0.550	03/04/09	6,300,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
11,710,000	0.550	03/04/09	11,710,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	0.550	03/04/09	17,220,000

			$40,230,000

Maryland—1.6%
Johns Hopkins Economic Development CP Series 2009 E (Bank of America N.A. LOC) (A-1/P-1)
19,000,000	0.450	04/02/09	19,000,000
19,000,000	0.600	04/03/09	19,000,000
Johns Hopkins University Health System CP Series 2009 B (Wachovia Bank N.A. SPA)
22,400,000	0.700	03/02/09	22,400,000
44,200,000	0.700	05/18/09	44,200,000
15,650,000	0.700	05/19/09	15,650,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/VMIG1)
37,400,000	0.450	03/04/09	37,400,000
Maryland State GO Bonds State and Local Facilities Series 2004 (AAA/Aaa)
7,000,000	5.000	08/01/09	7,087,283
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Johns Hopkins University Series 1998 (AA/Aa2)
3,605,000	6.000	07/01/09	3,662,077

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)

Montgomery County GO Bonds Public Improvement Series 2006 A (AAA/Aaa)
$4,000,000	5.000%	05/01/09	$4,019,094
Washington Suburban Sanitation District GO Bonds Refunding General Construction Series 2004 (AAA/Aaa)
3,000,000	5.000	06/01/09	3,021,267

			$175,439,721

Massachusetts—3.3%
Boston Water & Sewer System CP Series 2009 (Bank of America N.A. SPA)
4,500,000	0.600	07/07/09	4,500,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	0.630	03/05/09	5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,720,000	0.580	03/05/09	9,720,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-11492 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,600,000	0.680	03/05/09	2,600,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2008-3260 (JPMorgan Chase Bank & Co. SPA) (A-1)(a)
11,220,000	0.580	03/05/09	11,220,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
3,500,000	0.570	03/05/09	3,500,000
Massachusetts School Building Authority CP Series 2009 A (Bank of Nova Scotia SPA)
7,500,000	0.450	03/06/09	7,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1+)(a)
5,180,000	0.570	03/05/09	5,180,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. BankNorth N.A. LOC) (A-1+/VMIG1)
6,650,000	0.530	03/04/09	6,650,000
Massachusetts State Development Finance Agency VRDN RB Refunding for Higher Education Smith College Series 2001 (A-1+/VMIG1)
1,367,000	0.300	03/05/09	1,367,000
Massachusetts State Development Finance Agency VRDN RB Refunding for Higher Education Smith College Series 2002 (A-1+/VMIG1)
12,831,000	0.300	03/05/09	12,831,000
Massachusetts State GO Notes Series A(c) (AAA/Aa2)
14,900,000	2.000	03/01/10	14,900,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
4,000,000	5.750	09/01/09	4,109,850
Massachusetts State GO RANS Series 2008 C (SP-1+/MIG1)
60,000,000	4.000	05/29/09	60,259,707
Massachusetts State GO VRDN Putters Series 2009-3337 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,475,000	0.580	03/05/09	2,475,000
Massachusetts State GO VRDN Refunding Series 1998 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
37,000,000	0.450	03/05/09	37,000,000
Massachusetts State Health & Education Facilities Authority VRDN RB for Williams College Series 2003 I RMKT (A-1+/VMIG1)
5,044,000	0.300	03/05/09	5,044,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
17,500,000	1.570	03/02/09	17,500,000
5,000,000	1.570	03/03/09	5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2
8,000,000	0.400	04/02/09	8,000,000
15,790,000	0.550	05/18/09	15,790,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 I (A-1+/VMIG1)
12,680,000	0.450	03/05/09	12,680,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
7,000,000	0.600	03/02/09	7,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,040,000	0.600	03/05/09	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1)(a)
5,390,000	0.680	03/05/09	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA) (A-1/VMIG1)
6,000,000	0.510	03/05/09	6,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
3,000,000	0.530	03/04/09	3,000,000
Massachusetts State Water Resources Authority RB Series 1992 A (AA+/Aa2)
2,000,000	6.500	07/15/09	2,035,912

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)

Massachusetts Water Resources Authority CP Series 2009-94 (Bayerische Landesbank LOC) (A-1)
$13,200,000	0.650%	03/10/09	$13,200,000
15,000,000	0.900	03/10/09	15,000,000
40,600,000	0.450	04/01/09	40,600,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1+)
1,860,000	0.590	03/04/09	1,860,000

			$350,012,469

Michigan—5.6%
Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
13,995,000	0.530	03/05/09	13,995,000
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
7,000,000	0.720	03/04/09	7,000,000
Michigan Municipal Bond Authority RANS Clean Water Revolving Series 2008 (SP-1+/MIG1)
17,000,000	3.000	07/15/09	17,134,074
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
13,000,000	5.500	10/01/09	13,394,941
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	0.600	03/05/09	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,800,000	0.690	03/05/09	3,800,000
Michigan Municipal Bond Water Finance Authority VRDN RB Putters Series 2008-3263 (JPMorgan Chase & Co. SPA) (A-1)(a)
7,500,000	0.600	03/05/09	7,500,000
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
50,000,000	3.000	09/30/09	50,388,521
Michigan State GO TANS Series 2008 A (SP-1+/MIG1)
174,000,000	3.000	09/30/09	175,049,067
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-1 (A-1+/VMIG1)
25,520,000	0.350	03/04/09	25,520,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
10,000,000	0.350	03/04/09	10,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-5 (A-1+/VMIG1)
5,000,000	0.350	03/04/09	5,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-7 (A-1+/VMIG1)
4,800,000	0.350	03/04/09	4,800,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,110,000	0.600	03/05/09	5,110,000
Michigan State Hospital Finance Authority for Trinity Health Credit CP Series 2009
62,000,000	0.650	05/18/09	62,000,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,510,000	0.530	03/04/09	3,510,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,920,000	0.530	03/04/09	1,920,000
Plymouth-Canton Community School District GO Bonds Series 1999 (AA-/Aa3)
1,000,000	4.750	05/01/09	1,006,277
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
3,840,000	0.300	03/05/09	3,840,000
University of Michigan VRDN RB General Series 2005 B (A-1+/VMIG1)
39,700,000	0.350	03/05/09	39,700,000
University of Michigan VRDN RB General Series 2008 B (A-1+/VMIG1)
70,760,000	0.400	03/05/09	70,760,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	0.400	03/04/09	3,700,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)(c)
42,385,000	0.400	03/05/09	42,385,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
4,000,000	0.400	03/04/09	4,000,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
17,000,000	0.450	03/02/09	17,000,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1 (A-1+/VMIG1)
11,365,000	0.450	03/02/09	11,365,000

			$603,977,880

Minnesota—2.3%
Minneapolis City Tax Increment GO Bonds Series 2000 E (AAA/Aa1)
3,000,000	5.000	03/02/09	3,030,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
14,900,000	0.530	03/04/09	14,900,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)

Minnesota Public Facilities Authority Water PCRB Series 2005 C (AAA/Aaa)
$5,000,000	5.000%	03/01/09	$5,000,402
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
12,000,000	5.000	08/01/09	12,164,743
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
3,000,000	5.250	08/01/09	3,042,317
Minnesota State GO Bonds Series 2009 A (AAA/Aa1)
7,350,000	3.000	12/01/09	7,487,986
Minnesota State GO VRDN ROCS-RR-II R-11695 Series 2008 (Citigroup Global Markets SPA) (A-1)(a)
3,000,000	0.690	03/05/09	3,000,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 1992 3-L2 (Wells Fargo Bank N.A. SPA) (VMIG1)
3,175,000	0.580	03/05/09	3,175,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
5,600,000	0.500	03/05/09	5,600,000
Rochester Health Care Facilities Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA)
19,000,000	0.450	03/09/09	19,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 D (A-1+)
10,000,000	1.680	03/30/09	10,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
6,500,000	1.680	05/07/09	6,500,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
5,000,000	0.530	03/05/09	5,000,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+)
7,500,000	0.500	03/05/09	7,500,000
University of Minnesota CP Series 2008 (A-1)
24,845,000	1.600	03/02/09	24,845,000
University of Minnesota CP Series 2009
12,300,000	0.650	04/03/09	12,300,000
33,360,000	0.450	05/18/09	33,360,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
12,000,000	0.350	03/04/09	12,000,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
58,825,000	0.350	03/04/09	58,825,000

			$246,730,448

Mississippi—0.6%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (VMIG1)
10,750,000	0.600	03/02/09	10,750,000
Mississippi State GO VRDN ROCS-RR-II R-12158 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
14,280,000	0.710	03/05/09	14,280,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
16,870,000	0.650	03/04/09	16,870,000
Mississippi State Hospital Equipment & Facilities Authority RB for Baptist Memorial Health Services Series 2004 B2 (AA)
18,325,000	0.750	03/05/09	18,325,000

			$60,225,000

Missouri—2.8%
Curators University Systems Facilities VRDN RB Refunding Series 2007 B (A-1+/VMIG1)
900,000	0.530	03/05/09	900,000
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
11,705,000	0.450	03/02/09	11,705,000
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1+/VMIG1)
21,250,000	0.580	03/04/09	21,250,000
Missouri Development Finance Board Cultural Facilities VRDN RB Putters Series 2008-2736 (JPMorgan Chase & Co. SPA) (A-1)(a)
6,925,000	0.600	03/05/09	6,925,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,400,000	0.600	03/02/09	5,400,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
73,200,000	0.650	03/02/09	73,200,000
Missouri State Health & Educational Facilities Authority RB for Ascension Health Series 2008 C-4 (VMIG1)
8,000,000	3.500	11/15/09	8,149,637
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,955,000	0.600	03/05/09	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
15,000,000	0.500	03/04/09	15,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)

Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$4,600,000	0.650%	03/02/09	$4,600,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1+/VMIG1)
7,800,000	0.650	03/02/09	7,800,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-5 (VMIG1)
9,000,000	3.500	11/15/09	9,123,087
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.300	03/05/09	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.430	03/05/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
15,500,000	0.580	03/04/09	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
31,200,000	0.570	03/04/09	31,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
20,200,000	0.570	03/04/09	20,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase & Co. SPA) (A-1+)
1,000,000	0.580	03/04/09	1,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
19,000,000	0.500	03/04/09	19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,250,000	0.500	03/04/09	8,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for St. Louis University Series 2008 B-1 (Bank of America N.A. LOC) (A-1+/VMIG1)
1,500,000	0.600	03/02/09	1,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (Wells Fargo Bank N.A. SPA) (A-1/VMIG1)
7,260,000	0.450	03/02/09	7,260,000
Missouri State Highways and Transportation Commission VRDN RB Putters Series 2008-2623 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,435,000	0.600	03/05/09	2,435,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
7,200,000	0.600	03/02/09	7,200,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
2,445,000	0.600	03/02/09	2,445,000

			$302,997,724

Montana—0.2%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1/VMIG1)
12,000,000	0.590	03/04/09	12,000,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,075,000	0.650	03/02/09	12,075,000

			$24,075,000

Nebraska—0.2%
American Public Energy Agency Nebraska Gas Supply VRDN RB National Public Gas Agency Project Series 2003 B (BP Corporation North SPA) (A-1+/VMIG1)
2,400,000	0.400	03/05/09	2,400,000
Lincoln City COPS Lease Rental Series 2008 (Aaa)
1,230,000	3.500	03/15/09	1,230,782
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Projects Series 2008 (JPMorgan Chase & Co. LOC) (VMIG1)
3,000,000	0.600	03/02/09	3,000,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	0.690	03/05/09	5,995,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,560,000	0.680	03/05/09	8,560,000

			$21,185,782

Nevada—1.0%
Clark County Bond Bank CP Series 2008 (Bank of America N.A. LOC) (A-1+)
8,900,000	0.900	03/13/09	8,900,000
Clark County GO VRDN Putters Series 2008-3228 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,215,000	0.600	03/05/09	5,215,000
Clark County Highway CP Series 2009 (BNP Paribas LOC)
4,000,000	0.700	04/01/09	4,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)

Clark County School District GO Bonds Refunding Series 1999 (FSA) (AAA/Aa2)
$3,000,000	4.750%	06/15/09	$3,027,270
Clark County School District GO Bonds Series 1999 B (MBIA) (FGIC) (AA/Aa2)
1,000,000	5.500	06/15/09	1,010,444
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
68,000,000	5.000	06/15/09	68,617,364
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1)(a)
8,750,000	0.680	03/05/09	8,750,000
Las Vegas Valley Water CP Series 2009 (BNP Paribas and Lioyds TSB Bank SPA) (A-1+/P-1)
4,000,000	0.700	03/04/09	4,000,000
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa1)
9,500,000	5.000	02/01/10	9,876,764

			$113,396,842

New Hampshire—0.2%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2002 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,075,000	0.430	03/04/09	10,075,000
New Hampshire State GO Bonds Refunding Series 2003 A (AA/Aa2)
8,480,000	5.000	07/15/09	8,605,265

			$18,680,265

New Jersey—0.9%
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
87,600,000	0.530	03/04/09	87,600,000
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
6,000,000	5.000	09/01/09	6,115,487

			$93,715,487

New Mexico—0.4%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
22,000,000	2.500	12/15/09	22,263,900
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
20,810,000	0.680	03/04/09	20,810,000

			$43,073,900

New York—13.0%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
30,300,000	0.580	03/04/09	30,300,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
6,700,000	0.480	03/02/09	6,700,000
Metropolitan Transportation Authority RB for Commuter Facilities Series 1999 A (AAA)
700,000	6.125	07/01/09	711,972
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
11,300,000	0.350	03/05/09	11,300,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
8,000,000	0.350	03/05/09	8,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+)
17,900,000	0.350	03/05/09	17,900,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA)(a)
3,105,000	0.750	03/05/09	3,105,000
Nassau County GO VRDN Series 2007 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,775,000	0.550	03/04/09	1,775,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA) (VMIG1)
36,050,000	0.550	03/02/09	36,050,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1+)(a)
8,000,000	0.570	03/05/09	8,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,465,000	0.580	03/05/09	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.580	03/05/09	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	0.580	03/05/09	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,350,000	0.580	03/05/09	3,350,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,145,000	0.680	03/05/09	5,145,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$5,940,000	0.680%	03/05/09	$5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
35,695,000	0.670	03/05/09	35,695,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
11,100,000	0.550	03/02/09	11,100,000
New York City GO VRDN Series 1993 Subseries E-2 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
6,700,000	0.550	03/02/09	6,700,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
11,800,000	0.510	03/04/09	11,800,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
38,000,000	0.560	03/04/09	38,000,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
18,600,000	0.510	03/04/09	18,600,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
15,625,000	0.510	03/04/09	15,625,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
3,900,000	0.400	03/04/09	3,900,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
9,900,000	0.480	03/04/09	9,900,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
825,000	0.510	03/04/09	825,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,400,000	0.550	03/04/09	6,400,000
New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
9,535,000	0.550	03/04/09	9,535,000
New York City GO VRDN Series 2003 Subseries A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
1,165,000	0.520	03/04/09	1,165,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
9,000,000	0.400	03/04/09	9,000,000
New York City GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/VMIG1)(a)
16,450,000	0.550	03/02/09	16,450,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
5,325,000	0.480	03/04/09	5,325,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
11,305,000	0.400	03/04/09	11,305,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
23,365,000	0.600	03/04/09	23,365,000
New York City GO VRDN Series 2006 Subseries I-4 (Bank of New York LOC) (A-1+/VMIG1)
26,275,000	0.500	03/04/09	26,275,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
45,700,000	0.480	03/04/09	45,700,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
39,900,000	0.480	03/04/09	39,900,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-2 (Bank of America N.A. SPA) (VMIG1)
2,660,000	0.550	03/05/09	2,660,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
12,173,000	0.570	03/05/09	12,173,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1+)(a)
2,750,000	0.570	03/05/09	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	0.570	03/05/09	5,000,000
New York City Municipal Water Finance Authority CP Series 2009 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
21,750,000	0.300	03/09/09	21,750,000
22,750,000	0.300	03/13/09	22,750,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank & Westdeutsche Landesbank AG SPA) (A-1)
33,500,000	0.400	03/12/09	33,500,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+)(a)
13,405,000	0.580	03/05/09	13,405,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
3,600,000	0.740	03/05/09	3,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,920,000	0.580	03/05/09	3,920,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$1,455,000	0.580%	03/05/09	$1,455,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1)(a)
11,000,000	0.670	03/05/09	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,440,000	0.580	03/05/09	5,440,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
5,400,000	0.460	03/05/09	5,400,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,565,000	0.580	03/05/09	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,115,000	0.580	03/05/09	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1+)(a)
3,170,000	0.570	03/05/09	3,170,000
New York City Transitional Finance Authority RB Future Tax Secured Series 1999 B (AAA/Aa1)
6,000,000	5.125	05/01/09	6,088,857
New York City Transitional Finance Authority RB Prerefunded Future Tax Secured Series 1999 C (AAA/Aa1)
3,675,000	5.500	05/01/09	3,731,705
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
5,000,000	5.000	05/15/09	5,078,292
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,300,000	0.350	03/04/09	1,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,600,000	0.600	03/04/09	39,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,245,000	0.510	03/04/09	3,245,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
6,600,000	0.530	03/04/09	6,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
22,500,000	0.350	03/04/09	22,500,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
18,300,000	0.550	03/02/09	18,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
10,000,000	0.350	03/04/09	10,000,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,400,000	0.550	03/02/09	4,400,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1)(a)
6,240,000	0.670	03/05/09	6,240,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
18,360,000	0.530	03/04/09	18,360,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,900,000	0.550	03/02/09	4,900,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,945,000	0.600	03/04/09	3,945,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
48,930,000	0.550	03/02/09	48,930,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
7,625,000	0.550	03/02/09	7,625,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
21,570,000	0.350	03/04/09	21,570,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,000,000	0.670	03/05/09	3,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible (A-1+)
9,625,000	0.300	03/05/09	9,625,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
$3,400,000	0.300%	03/05/09	$3,400,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10339 Series 2009 (Citibank N.A. SPA) (A-1)(a)
7,095,000	0.670	03/05/09	7,095,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1)(a)
10,000,000	0.680	03/05/09	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10393 Series 2009 (Citibank N.A. SPA) (A-1)(a)
15,000,000	0.670	03/05/09	15,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1)(a)
5,235,000	0.670	03/05/09	5,235,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,000,000	0.670	03/05/09	4,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA) (A-1+/VMIG1)
3,740,000	0.300	03/05/09	3,740,000
New York State Dormitory Authority VRDB RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+)(a)
13,870,000	0.580	03/05/09	13,870,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,635,000	0.580	03/05/09	4,635,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,055,000	0.300	03/05/09	3,055,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,300,000	0.300	03/05/09	2,300,000
New York State Dormitory Authority VRDN RB for Fordham University ROCS-R-II R-11559 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1)(a)
2,940,000	0.730	03/05/09	2,940,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
20,050,000	0.580	03/05/09	20,050,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2E (BNP Paribas SPA) (A-1+)
1,855,000	0.530	03/05/09	1,855,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D 2G (Bank of Nova Scotia SPA) (A-1+)
2,100,000	0.530	03/05/09	2,100,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank, Landesbank Hessen-Thueringen LOC)
9,000,000	1.000	04/01/09	9,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thuringen LOC) (A-1)
45,700,000	1.000	04/01/09	45,700,000
New York State Environmental Municipal Water VRDN RB Putters Series 2008-3269 (JPMorgan Chase & Co. SPA) (A-1)(a)
10,705,000	0.580	03/05/09	10,705,000
New York State GO VRDN Environmental Quality Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
41,800,000	1.500	03/05/09	41,800,000
New York State GO VRDN Series 1993 Subseries A-8 (Westdeutche Landesbank AG LOC) (A-1+/VMIG1)
4,000,000	0.480	03/02/09	4,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+)
7,300,000	0.530	03/04/09	7,300,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,500,000	0.530	03/04/09	5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 E (BNP Paribas LOC) (A-1+)
500,000	0.530	03/04/09	500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
27,500,000	0.580	03/04/09	27,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
19,500,000	0.580	03/04/09	19,500,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
19,000,000	0.550	03/04/09	19,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
4,800,000	0.480	03/04/09	4,800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
$5,000,000	0.520%	03/04/09	$5,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
31,800,000	0.430	03/04/09	31,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,175,000	0.400	03/04/09	5,175,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
85,500,000	0.530	03/04/09	85,500,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
8,795,000	0.750	03/04/09	8,795,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
28,300,000	0.300	03/04/09	28,300,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,900,000	0.470	03/04/09	3,900,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,330,000	0.580	03/05/09	13,330,000
Tompkins County IDA VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,100,000	0.550	03/02/09	6,100,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
1,250,000	0.570	03/05/09	1,250,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	0.580	03/05/09	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,600,000	0.580	03/05/09	2,600,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,100,000	0.620	03/05/09	2,100,000

			$1,407,748,826

North Carolina—6.0%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+)
22,065,000	0.650	03/05/09	22,065,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1+/VMIG1)
4,700,000	0.650	03/04/09	4,700,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1+/VMIG1)
9,075,000	0.649	03/04/09	9,075,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1+/VMIG1)
12,990,000	0.750	03/04/09	12,990,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
12,000,000	0.650	03/05/09	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
4,060,000	0.550	03/02/09	4,060,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 D (Bank of America N.A. SPA) (A-1+/VMIG1)
2,930,000	0.550	03/02/09	2,930,000
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (VMIG1)
8,000,000	0.610	03/05/09	8,000,000
Forsyth County School District GO VRDN Series 2007 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,300,000	0.570	03/05/09	7,300,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
6,935,000	0.650	03/05/09	6,935,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1+/VMIG1)
7,450,000	0.650	03/05/09	7,450,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
12,250,000	0.600	03/04/09	12,250,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
22,150,000	0.600	03/04/09	22,150,000
Mecklenburg County GO Bonds Refunding Series 2004 C (AAA/Aaa)
2,700,000	5.000	03/01/09	2,700,229
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/VMIG1)
9,110,000	0.600	03/05/09	9,110,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
8,105,000	0.650	03/04/09	8,105,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$6,465,000	0.580%	03/05/09	$6,465,000
Mecklenburg County GO VRDN Series 2006 A (VMIG1)
11,000,000	2.000	11/05/09	11,074,004
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
4,300,000	0.610	03/04/09	4,300,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
8,130,000	0.660	03/05/09	8,130,000
North Carolina Capital Facilities Finance Agency GO VRDN for Wake Forest University Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	0.600	03/05/09	1,700,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	0.690	03/05/09	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)(a)
14,365,000	0.690	03/05/09	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	0.720	03/05/09	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	0.720	03/05/09	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3248 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,835,000	0.600	03/05/09	5,835,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,300,000	0.600	03/05/09	8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
8,900,000	0.560	03/05/09	8,900,000
North Carolina Duke University CP Series 2008 A1-A2
2,500,000	0.650	03/23/09	2,500,000
North Carolina Duke University CP Series 2009 A1-A2
7,000,000	0.350	03/02/09	7,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
9,500,000	0.600	03/04/09	9,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
6,500,000	0.530	03/04/09	6,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
3,285,000	0.850	03/04/09	3,285,000
North Carolina Medical Care Commission Hospital VRDN RB for Caremont Health Series 2003 Subseries A (MBIA) (Bank of America N.A. LOC) (A-1+/VMIG1)
2,500,000	0.700	03/04/09	2,500,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
35,000,000	0.700	03/05/09	35,000,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
8,000,000	5.000	05/01/09	8,042,689
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1)(a)
7,055,000	0.600	03/05/09	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
7,680,000	0.620	03/04/09	7,680,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
16,100,000	0.530	03/04/09	16,100,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
23,060,000	0.550	03/04/09	23,060,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
37,415,000	0.650	03/04/09	37,415,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
45,135,000	0.380	03/04/09	45,135,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,980,000	0.450	03/04/09	6,980,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,300,000	0.530	03/04/09	1,300,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	0.720	03/05/09	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.580	03/04/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
$13,200,000	2.500%	01/20/10	$13,413,911
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
13,000,000	0.580	03/04/09	13,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	0.680	03/05/09	6,525,000
University of North Carolina CP Series 2008 A (A-1)
7,000,000	1.000	03/02/09	7,000,000
University of North Carolina CP Series 2009 A
18,000,000	0.600	09/09/09	18,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
8,325,000	0.650	03/05/09	8,325,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	0.690	03/05/09	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	0.690	03/05/09	10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,080,000	0.680	03/05/09	3,080,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
8,150,000	0.350	03/04/09	8,150,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
910,000	0.350	03/04/09	910,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
11,000,000	3.500	03/05/09	11,121,613
Wake County GO Bonds Refunding Series 2003 A (AAA/Aaa)
5,000,000	5.000	02/01/10	5,203,393
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1+/VMIG1)
17,400,000	0.600	03/05/09	17,400,000
Wake County GO VRDN Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(a)
1,000,000	0.550	03/05/09	1,000,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
8,150,000	0.600	03/05/09	8,150,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
9,490,000	0.610	03/04/09	9,490,000

			$650,405,839

Ohio—2.6%
Cleveland Clinic CP Series 2008 (A-1)
20,000,000	1.050	03/02/09	20,000,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(b)
17,000,000	1.000	07/23/09	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1+/VMIG1)
7,000,000	0.650	03/05/09	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	0.600	03/05/09	4,360,000
Columbus GO VRDN ROCS-RR-II R-11293 Series 2007 (Citibank N.A. SPA) (A-1)(a)
4,460,000	0.680	03/05/09	4,460,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
16,750,000	0.350	03/05/09	16,750,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	0.600	03/05/09	3,005,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
16,265,000	0.530	03/05/09	16,265,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1/VMIG1)
4,000,000	0.720	03/04/09	4,000,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayrische Landesbank SPA) (A-1+/VMIG1)
1,785,000	0.450	03/04/09	1,785,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/VMIG1)
15,325,000	0.300	03/04/09	15,325,000
Montgomery County VRDN RB for Catholic Healthcare Initiative Series 2006 B-2 (A-1+/VMIG1)
21,375,000	0.560	03/04/09	21,375,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
4,500,000	5.000	06/15/09	4,543,917
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
18,800,000	0.350	03/04/09	18,800,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
4,400,000	0.350	03/04/09	4,400,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
5,860,000	0.550	03/04/09	5,860,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,900,000	0.400	03/04/09	20,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)

Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
$6,900,000	0.400%	03/04/09	$6,900,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
25,200,000	0.350	03/04/09	25,200,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,350,000	0.400	03/04/09	5,350,000
Ohio State University General Receipts RB Series 2005 A (AA/Aa2)
5,420,000	5.000	06/01/09	5,462,729
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
3,200,000	0.400	03/04/09	3,200,000
Ohio State University General Receipts VRDN RB Series 2001 (A-1+/VMIG1)
18,000,000	0.350	03/06/09	18,000,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
27,000,000	0.350	03/04/09	27,000,000

			$276,941,646

Oregon—1.4%
Clackamas County Oregon Providence Health Services CP Series 2008 (A-1)
8,500,000	1.200	03/02/09	8,500,000
9,000,000	2.050	03/02/09	9,000,000
22,000,000	0.800	03/11/09	22,000,000
17,500,000	0.800	04/02/09	17,500,000
Clackamas County Oregon Providence Health Services CP Series 2009
9,000,000	0.350	04/07/09	9,000,000
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,100,000	0.350	03/04/09	7,100,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
41,400,000	0.350	03/04/09	41,400,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
26,900,000	0.480	03/04/09	26,900,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
6,900,000	0.660	03/04/09	6,900,000

			$148,300,000

Pennsylvania—2.4%
Allegheny County Port Authority RB Special Transportation Series 1999 (AAA/Aa3)
1,200,000	6.000	03/02/09	1,212,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,645,000	0.580	03/05/09	8,645,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/VMIG1)
600,000	0.620	03/04/09	600,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
6,800,000	0.620	03/04/09	6,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 Mode 1 (Bayerische Landesbank LOC) (A-1/VMIG1)
6,850,000	0.620	03/04/09	6,850,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1+/VMIG1)
6,280,000	0.600	03/05/09	6,280,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
26,510,000	0.530	03/05/09	26,510,000
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
9,665,000	5.000	05/15/09	9,728,848
Pennsylvania State GO VRDN Putters Series 2008-3150 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
945,000	0.580	03/05/09	945,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	0.680	03/05/09	3,700,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	0.530	03/05/09	17,900,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
16,000,000	0.600	03/05/09	16,000,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
30,930,000	0.450	03/05/09	30,930,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
103,500,000	3.500	06/30/09	104,010,751
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
1,600,000	0.500	03/02/09	1,600,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)

Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
$5,000,000	0.620%	03/04/09	$5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,000,000	0.350	03/04/09	7,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
3,950,000	0.300	03/04/09	3,950,000

			$257,661,599

Rhode Island—0.8%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B (A-1+/VMIG1)
11,865,000	0.400	03/05/09	11,865,000
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2003 B (A-1+/VMIG1)
2,050,000	0.350	03/05/09	2,050,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
73,793,000	3.500	06/30/09	74,118,673

			$88,033,673

South Carolina—0.2%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1+)
6,000,000	0.650	03/05/09	6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
6,195,000	0.650	03/05/09	6,195,000
Richland County School District No. 001 GO Bonds Series 2007 B (AA/Aa1)
1,685,000	4.000	03/01/09	1,685,086
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
1,830,000	0.720	03/05/09	1,830,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (VMIG1)
5,985,000	0.650	03/04/09	5,985,000

			$21,695,086

Tennessee—4.5%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Catholic Health Series 2004 C (A-1+/VMIG1)
24,150,000	0.300	03/04/09	24,150,000
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1)
9,000,000	0.600	03/12/09	9,000,000
68,000,000	0.650	03/12/09	68,000,000
17,500,000	1.200	03/12/09	17,500,000
18,000,000	0.750	03/20/09	18,000,000
Franklin Special School District GO Bonds Series 1999 (FSA) (AAA/Aa2)
1,000,000	5.375	06/01/09	1,009,256
Metropolitan Government Nashville & Davidson County GO Bonds Refunding Series 2005 B (AA/Aa2)
4,425,000	5.000	01/01/10	4,588,909
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
29,570,000	0.350	03/05/09	29,570,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
27,485,000	0.350	03/05/09	27,485,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
158,600,000	2.500	04/02/09	158,600,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,630,000	0.600	03/05/09	3,630,000
Tennessee State GO CP Series 2009 A (Tennessee Consolidated Retirement System SPA)
22,000,000	0.400	03/02/09	22,000,000
17,210,000	0.600	04/06/09	17,210,000
38,000,000	0.550	06/11/09	38,000,000
Vanderbilt University CP Series 2005 B-1 (MBIA)
29,000,000	1.000	05/18/09	29,000,000
Vanderbilt University CP Series 2009 A
17,000,000	0.550	04/13/09	17,000,000

			$484,743,165

Texas—17.0%
Aldine ISD GO VRDN Putters Series 2008-3234 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,620,000	0.670	03/05/09	7,620,000
Austin GO Bonds for Public Improvement Series 1999 (AAA/Aa1)
10,350,000	5.375	09/01/09	10,512,692
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,495,000	0.670	03/05/09	6,495,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A.) (A-1+)(a)
$6,785,000	0.680%	03/05/09	$6,785,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	0.670	03/05/09	3,700,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1)(a)
2,015,000	0.670	03/05/09	2,015,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
5,495,000	0.630	03/05/09	5,495,000
EL Paso Water & Sewer Systems CP Series 2009 (JPMorgan Chase & Co. SPA)
9,000,000	0.800	03/10/09	9,000,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(b)
24,000,000	1.000	07/23/09	24,000,000
Frisco ISD GO VRDN Floater Series 2008-19C 144A (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(b)
14,555,000	1.000	03/05/09	14,555,000
Garland CP Series 2009 (Bank of America N.A. SPA)
9,000,000	0.700	07/07/09	9,000,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,217,500	0.570	03/05/09	10,217,500
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1 (A-1+)
15,060,000	0.500	03/02/09	15,060,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,185,000	0.680	03/05/09	5,185,000
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A.) (A-1)(a)
13,255,000	0.680	03/05/09	13,255,000
Harris County Health Facilities Development Corp. VRDN RB for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A., Bayerische Landesbank, JPMorgan Chase & Co., and Northern Trust SPA) (A-1+)

215,230,000	0.600	03/02/09	215,230,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Childrens Hospital Series 2008-2 (Bank of America and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,400,000	0.650	03/02/09	2,400,000
Harris County Metropolitan Transit Authority CP Series 2009 A (Compass Bank and JPMorgan Chase & Co. SPA)
44,000,000	0.500	03/02/09	44,000,000
Houston GO CP Series 2009 E-1 (Banco Bilbao Vizcaya SPA)
31,000,000	0.600	04/01/09	31,000,000
4,400,000	0.650	04/01/09	4,400,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
15,560,000	1.000	03/05/09	15,560,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 A (A-1+/VMIG1)
23,500,000	0.400	03/02/09	23,500,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1)(a)
4,585,000	0.680	03/05/09	4,585,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1)(a)
7,500,000	0.660	03/05/09	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1+/VMIG1)
6,200,000	0.650	03/05/09	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.620	03/05/09	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	0.620	03/05/09	3,950,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,670,000	0.670	03/05/09	2,670,000
La Vernia ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,020,000	0.520	03/05/09	10,020,000
Lower Colorado River Authority Transportation Contract CP Series 2009 (JPMorgan Chase & Co. SPA)
24,600,000	0.550	05/18/09	24,600,000
Lower Neches Valley Authority State Exempt Facilities VRDN RB for ExxonMobil Corp. Series 2008 Subseries A-3 (VMIG1)
1,000,000	0.350	03/02/09	1,000,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
16,585,000	0.450	03/05/09	16,585,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,180,000	0.520	03/05/09	4,180,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1)(a)
8,935,000	0.670	03/05/09	8,935,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1+)(a)
2,140,000	0.620	03/05/09	2,140,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
14,500,000	0.650	03/04/09	14,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Rice University CP Series 2008 (A-1)
$9,000,000	0.900%	03/02/09	$9,000,000
8,800,000	0.800	03/03/09	8,800,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,215,000	0.600	03/05/09	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3291 (JPMorgan Chase & Co.) (VMIG1)(a)
3,400,000	0.600	03/05/09	3,400,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,100,000	0.680	03/05/09	5,100,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
26,450,000	0.600	03/04/09	26,450,000
San Antonio IDA GO VRDN ROCS-RR-II R-10333 Series 2009 (PSF-GTD) (Citibank N.A. SPA) (A-1)(a)
3,900,000	0.680	03/05/09	3,900,000
San Antonio Water Systems RB Refunding Series 2009 (AA/Aa2)
3,865,000	3.000	05/15/09	3,885,291
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.400	03/04/09	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding Christus Health Series 2008 C-5 (Compass Bank LOC) (VMIG1)
13,500,000	0.750	03/04/09	13,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
23,500,000	0.550	03/05/09	23,500,000
Texas Municipal Power Authority CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC) (A-1)
66,000,000	0.350	03/02/09	66,000,000
91,650,000	0.650	03/04/09	91,650,000
21,200,000	0.500	04/07/09	21,200,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank and Bank of America N.A. LOC) (A-1)
6,395,000	0.500	04/01/09	6,395,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
4,400,000	5.000	10/01/09	4,505,050
Texas State GO Refunding for Public Finance Authority Series 2008 (AA/Aa1)
4,400,000	5.000	10/01/09	4,507,660
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1+)(a)
12,190,000	0.620	03/05/09	12,190,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1)(a)
5,000,000	0.690	03/05/09	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1)(a)
8,685,000	0.680	03/05/09	8,685,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+)(a)
9,390,000	0.620	03/05/09	9,390,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	0.600	03/05/09	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,335,000	0.600	03/05/09	2,335,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,115,000	0.600	03/05/09	11,115,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,400,000	0.600	03/05/09	8,400,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,215,000	0.680	03/05/09	6,215,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
16,000,000	0.650	03/23/09	16,000,000
6,200,000	1.050	04/01/09	6,200,000
9,000,000	0.530	07/28/09	9,000,000
Texas State Public Finance Authority CP Series 2003 C
20,000,000	0.500	04/01/09	20,000,000
13,700,000	0.500	08/24/09	13,700,000
Texas State Public Finance Authority GO CP Series 2009
3,600,000	0.550	06/11/09	3,600,000
6,000,000	0.500	07/28/09	6,000,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
262,200,000	3.000	08/28/09	263,987,117
Texas State Transportation Commision GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,790,000	0.680	03/05/09	3,790,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	0.620	03/05/09	27,500,000
Texas State Transportation Commission RB First Tier Series 2006 A (AAA/Aa1)
8,000,000	5.000	04/01/09	8,022,159
Texas State Transportation Commission RB First Tier Series 2007 (AAA/Aa1)
3,000,000	5.000	04/01/09	3,009,812
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	0.600	03/05/09	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,335,000	0.600	03/05/09	3,335,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$14,395,000	0.600%	03/05/09	$14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(b)
13,270,000	1.000	03/05/09	13,270,000
Texas Technical University CP Series 2008 A-1 (A-1+/P-1)
17,000,000	1.050	04/01/09	17,000,000
Texas Technical University CP Series 2009 A-1 (A-1+/P-1)
11,080,000	0.400	03/05/09	11,080,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
6,000,000	0.620	03/05/09	6,000,000
University of Texas CP Series 2008 (A-1/P-1)
30,000,000	1.600	03/02/09	30,000,000
25,000,000	0.650	03/23/09	25,000,000
University of Texas CP Series 2009
35,000,000	0.450	05/18/09	35,000,000
10,500,000	0.500	06/11/09	10,500,000
22,702,000	0.500	07/28/09	22,702,000
26,000,000	0.500	08/24/09	26,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1)(a)
3,985,000	0.680	03/05/09	3,985,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
11,589,500	0.670	03/05/09	11,589,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
3,150,000	0.380	03/05/09	3,150,000
77,625,000	0.350	03/05/09	77,625,000
University of Texas VRDN RB Putters Series 2008-2775 (JPMorgan Chase & Co. SPA) (A-1)(a)
5,105,000	0.600	03/05/09	5,105,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
28,870,000	0.300	03/05/09	28,870,000
60,025,000	0.400	03/05/09	60,025,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
76,285,000	0.530	03/04/09	76,285,000

			$1,839,373,781

Utah—2.1%
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2004 (Aaa)
2,500,000	4.500	06/15/09	2,525,143
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
9,400,000	4.000	06/15/09	9,461,391
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
7,800,000	0.650	03/02/09	7,800,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
4,850,000	0.650	03/02/09	4,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
14,500,000	0.600	03/02/09	14,500,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	0.600	03/05/09	49,500,000
Salt Lake County GO Bonds Series 2007 (AAA/Aaa)
4,725,000	4.000	06/15/09	4,754,091
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,200,000	0.600	03/04/09	7,200,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
54,000,000	0.480	03/05/09	54,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
53,700,000	0.530	03/05/09	53,700,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,825,000	0.650	03/02/09	13,825,000

			$222,115,625

Virginia—2.0%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
2,000,000	5.000	03/15/09	2,002,525
Fairfax County Economic Development Authority VRDN RB Smithsonian Institute Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
5,070,000	0.450	03/05/09	5,070,000
Fairfax County GO Bonds for Refunding & Public Improvement Series 2004 A (AAA/Aaa)
2,000,000	5.250	04/01/09	2,006,259
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/VMIG1)
12,700,000	0.540	03/04/09	12,700,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-1/VMIG1)
15,885,000	0.550	03/04/09	15,885,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)

Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-1 (A-1+/VMIG1)
$10,000,000	1.600%	04/20/09	$10,000,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
45,000,000	1.600	04/20/09	45,000,000
Fairfax County VRDN RB Putters Series 2008-3166 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,100,000	0.600	03/05/09	6,100,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
16,445,000	0.450	03/04/09	16,445,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D (A-1+/VMIG1)
8,135,000	0.450	03/04/09	8,135,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E (A-1+/VMIG1)
6,900,000	0.420	03/04/09	6,900,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 F (A-1+/VMIG1)
995,000	0.420	03/04/09	995,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
28,960,000	0.550	03/02/09	28,960,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1)(a)
12,200,000	0.650	03/05/09	12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
7,100,000	0.350	03/04/09	7,100,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
3,750,000	0.800	03/02/09	3,750,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
7,000,000	5.000	02/01/10	7,272,555
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1)(a)
8,570,000	0.600	03/05/09	8,570,000
Virginia Small Business Financing Authority Hospital VRDN RB for Carilion Clinic Obiligation Series 2008 B (Bank of America N.A. SPA) (VMIG1)
9,000,000	0.600	03/02/09	9,000,000
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
3,000,000	5.000	02/01/10	3,112,551
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
4,000,000	5.000	10/01/09	4,066,887
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,370,000	0.600	03/05/09	3,370,000

			$218,640,777

Washington—2.2%
Clark County School District No. 37 Vancouver GO Bonds Refunding Series 2003 A (State of Washington LOC) (Aa1)
4,105,000	5.000	06/01/09	4,138,525
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,995,000	0.600	03/05/09	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,800,000	0.600	03/05/09	4,800,000
Energy Northwest Electric VRDN RB Putters Series 2008-3133 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,120,000	0.600	03/05/09	5,120,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
7,600,000	0.480	03/04/09	7,600,000
King County CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
16,000,000	0.950	03/19/09	16,000,000
King County GO Bonds Refunding Series 2003 (AAA/Aaa)
6,000,000	5.000	06/01/09	6,050,377
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,850,000	0.600	03/05/09	2,850,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
8,425,000	0.400	03/04/09	8,425,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1)(a)
5,650,000	0.680	03/05/09	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
9,940,000	1.000	07/23/09	9,940,000
Washington State GO Bonds Series 1999-2000 A (AA+/Aa1)
3,000,000	5.625	07/01/09	3,037,839
Washington State GO Bonds Series 2009 C (AA+/Aa1)
5,565,000	2.500	02/01/10	5,656,770
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	0.600	03/05/09	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,035,000	0.600	03/05/09	3,035,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)

Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$885,000	0.600%	03/05/09	$885,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	0.600	03/05/09	7,495,000
Washington State GO VRDN ROCS-RR-II R-11497 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,565,000	0.680	03/05/09	2,565,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
17,005,000	0.730	03/05/09	17,005,000
Washington State GO VRDN ROCS-RR-II R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1+)(a)
17,025,000	0.710	03/05/09	17,025,000
Washington State GO VRDN ROCS-RR-II R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
4,800,000	0.670	03/05/09	4,800,000
Washington State GO VRDN ROCS-RR-II R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
6,075,000	0.670	03/05/09	6,075,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
32,800,000	0.500	03/04/09	32,800,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
7,645,000	0.620	03/05/09	7,645,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-5 (A-1+/VMIG1)
43,235,000	0.450	03/04/09	43,235,000

			$234,328,511

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
11,200,000	0.650	03/02/09	11,200,000
West Virginia State GO Bonds for State Road Series 1999 (AAA/Aa3)
2,000,000	5.750	06/01/15	2,043,725

			$13,243,725

Wisconsin—1.2%
Janesville School District GO Bonds for School Building Series 2007 (AAA/Aa3)
1,000,000	3.750	03/01/09	1,000,052
Milwaukee GO Promisory Notes Series 2009 N1 (AA/Aa2)
26,185,000	2.500	02/15/10	26,661,141
Wisconsin Health System Sisters Hospital CP Series 2003 B (FSA)
15,700,000	1.500	05/18/09	15,700,000
16,575,000	1.500	05/19/09	16,575,000
Wisconsin Health System Sisters Hospital CP Series 2009
9,000,000	0.400	04/03/09	9,000,000
Wisconsin Sisters Hospital Services CP Series 2009 (FSA)
27,475,000	1.500	05/19/09	27,475,000
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N. A. SPA) (A-1+)(a)
6,495,000	0.620	03/05/09	6,495,000
Wisconsin State GO Bonds Series 2005 B (AA/Aa3)
1,000,000	5.000	05/01/09	1,005,247
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
5,000,000	0.530	03/05/09	5,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.530	03/05/09	7,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Luther Hospital Series 2008 (Mayo Clinic) (A-1+)
13,800,000	1.680	04/15/09	13,800,000

			$130,211,440

Wyoming—0.0%
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
1,300,000	0.600	03/02/09	1,300,000

Total Investments—100.1%			$10,798,391,006

Liabilities in Excess of Other Assets—(0.1)%			(13,061,730)

Net Assets—100.0%			$10,785,329,276

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
February 28, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At February 28, 2009, these securities amounted to $1,604,011,000 or approximately 14.9% of net assets.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At February 28, 2009, these securities amounted to $107,185,000 or approximately 1.0% of net assets.
(c)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IHC	—	Intermountain Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
TRS	—	Teacher’s Retirement System
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Treasury Instruments Fund
February 28, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Treasury Obligations—101.4%
United States Treasury Bills
$471,000,000	0.075%		03/05/09	$470,996,075
287,000,000	0.090		03/05/09	286,997,130
258,000,000	0.110		03/05/09	257,996,847
237,500,000	0.120		03/05/09	237,496,833
237,500,000	0.125		03/05/09	237,496,701
76,000,000	0.130		03/05/09	75,998,902
2,547,000,000	0.140		03/05/09	2,546,960,380
60,000,000	0.005		03/12/09	59,999,908
1,500,000,000	0.085		03/12/09	1,499,961,042
83,000,000	0.110		03/12/09	82,997,210
64,000,000	0.235		03/12/09	63,995,404
118,000,000	0.245		03/12/09	117,991,166
2,650,000,000	0.250		03/12/09	2,649,797,569
47,000,000	0.265		03/12/09	46,996,194
1,334,600,000	0.100		03/19/09	1,334,533,270
111,000,000	0.125		03/19/09	110,993,063
192,000,000	0.135	(a)	03/19/09	191,987,760
205,000,000	0.140	(a)	03/19/09	204,986,447
215,000,000	0.170		03/19/09	214,981,725
2,755,000,000	0.230		03/19/09	2,754,683,175
119,000,000	0.245		03/19/09	118,985,422
1,302,000,000	0.250		03/19/09	1,301,837,250
711,000,000	0.255		03/19/09	710,909,348
2,776,300,000	0.205		03/26/09	2,775,902,503
1,062,700,000	0.180		04/09/09	1,062,492,773
123,000,000	0.190		04/09/09	122,974,683
133,000,000	0.520		05/15/09	132,855,917
671,000,000	0.530		05/15/09	670,259,104
358,000,000	0.535		05/15/09	357,600,979
703,000,000	0.550		05/15/09	702,194,479
44,000,000	0.560		05/15/09	43,948,667
404,800,000	0.820		05/15/09	404,108,467
180,000,000	0.300		05/21/09	179,878,500
500,000,000	0.810		05/21/09	499,088,750
1,016,800,000	0.840		05/21/09	1,014,878,248
79,000,000	0.265		05/28/09	78,948,826
170,000,000	0.275		05/28/09	169,885,722
40,000,000	0.295		05/28/09	39,964,764
345,500,000	0.300		05/28/09	345,235,267
536,000,000	0.313	(a)	06/04/09	535,576,597
156,000,000	0.380		06/04/09	155,843,567
289,000,000	0.400		06/04/09	288,694,944
53,500,000	0.405		06/04/09	53,442,822
145,000,000	0.415		06/04/09	144,841,205
434,000,000	0.425		06/04/09	433,513,257
520,000,000	0.430		06/04/09	519,409,944
308,000,000	0.380		07/02/09	307,600,113
193,000,000	0.390		07/02/09	192,742,828
65,000,000	0.450		07/02/09	64,900,063
185,000,000	0.315		07/09/09	184,789,563
528,600,000	0.470		08/20/09	527,412,999
350,000,000	0.645		11/19/09	348,350,771

Total Investments—100.0%				$27,936,915,143

Liabilities in Excess of Other Assets—(0.0)%				(6,576,403)

Net Assets—100.0%				$27,930,338,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Treasury Obligations Fund
February 28, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—22.7%
United States Treasury Bills
$138,200	1.320%	04/30/09	$137,896
5,000,000	0.520	05/15/09	4,994,583
20,000,000	0.530	05/15/09	19,977,917
13,000,000	0.535	05/15/09	12,985,510
27,500,000	0.550	05/15/09	27,468,490
2,000,000	0.560	05/15/09	1,997,667
19,000,000	0.930	05/15/09	18,963,188
153,000,000	0.965	05/15/09	152,692,406
42,000,000	0.990	05/15/09	41,913,375
156,000,000	1.010	05/15/09	155,671,750
142,000,000	0.300	05/21/09	141,904,150
26,300,000	0.320	05/21/09	26,281,064
8,000,000	0.265	05/28/09	7,994,818
17,000,000	0.275	05/28/09	16,988,572
21,000,000	0.295	05/28/09	20,979,776
114,000,000	0.300	05/28/09	113,915,267
189,000,000	0.313 (a)	06/04/09	188,850,703
54,000,000	0.380	06/04/09	53,945,850
100,000,000	0.400	06/04/09	99,894,444
91,000,000	0.405	06/04/09	90,902,744
4,000,000	0.410	06/04/09	3,995,672
50,000,000	0.415	06/04/09	49,945,243
149,000,000	0.425	06/04/09	148,832,892
517,000,000	0.430	06/04/09	516,413,349
152,000,000	0.390	07/02/09	151,797,460
320,000,000	1.330	07/02/09	318,545,867
200,000,000	0.315	07/09/09	199,772,500
446,000,000	0.375	08/06/09	445,265,958
451,000,000	0.400	08/06/09	450,208,245
62,000,000	0.430	08/13/09	61,877,808
218,000,000	0.470	08/20/09	217,510,469
360,000,000	0.645	11/19/09	358,303,650
620,000,000	0.705	12/17/09	616,466,775
192,000,000	0.610	02/11/10	190,871,093

Total Investments Before Repurchase Agreements			$4,928,267,151

Repurchase Agreements(b)—77.3%
Barclays Capital, Inc.
$945,000,000	0.190%	04/09/09	$945,000,000
Maturity Value: $945,448,875 Settlement Date: 01/09/09
Collateralized by U.S. Treasury Notes, 2.125% to 4.625%, due 01/31/10 to 02/15/17, and U.S. Treasury STRIPS, 0.000%, due 11/15/10 to 05/15/14. The aggregate market value of the collateral, including accrued interest, was $963,899,998.

Joint Repurchase Agreement Account I
15,741,000,000	0.252	03/02/09	15,741,000,000
Maturity Value: $15,741,330,561
UBS Securities LLC
56,400,000	0.230	03/02/09	56,400,000
Maturity Value: $56,401,081
Collateralized by U.S. Treasury STRIPS, 0.000% to 11.750%, due 05/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $57,529,623.

Total Repurchase Agreements			$16,742,400,000

Total Investments—100.0%			$21,670,667,151

Liabilities in Excess of Other Assets—(0.0)%			(7,339,701)

Net Assets—100.0%			$21,663,327,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Unless noted, all repurchase agreements were entered into on February 27, 2009. Additional information on Joint Repurchase Agreement Account I appears on pages 46-47.

Interest rates represent the annualized yield on date of purchase for discounted securities.

Investment Abbreviation:
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Funds
February 28, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At February 28, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Government	$99,600,000

Money Market	79,400,000

Prime Obligations	343,500,000

Treasury Obligations	15,741,000,000

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$400,000,000	0.25%	03/02/09	$400,008,333

Banc of America Securities LLC	900,000,000	0.26	03/02/09	900,019,500

Barclays Capital, Inc.	3,561,900,000	0.26	03/02/09	3,561,977,174

Citigroup Global Markets, Inc.	1,000,000,000	0.25	03/02/09	1,000,020,833

Credit Suisse Securities (USA) LLC	1,500,000,000	0.25	03/02/09	1,500,031,250

Deutsche Bank Securities, Inc.	3,500,000,000	0.25	03/02/09	3,500,072,917

Greenwich Capital Markets	1,000,000,000	0.26	03/02/09	1,000,021,667

JPMorgan Securities	3,493,200,000	0.25	03/02/09	3,493,272,775

Merrill Lynch & Co., Inc.	400,000,000	0.26	03/02/09	400,008,667

UBS Securities LLC	1,000,000,000	0.23	03/02/09	1,000,019,167

UBS Securities LLC	175,000,000	0.25	03/02/09	175,003,646

TOTAL				$16,930,455,929

At February 28, 2009, the Joint Repurchase Agreement Account I was fully collateralized by Cash, $400,000,000; U.S. Treasury Bills, 0.000%, due 04/23/09 to 06/18/09; U.S. Treasury Bonds, 5.000% to 8.750%, due 08/15/20 to 05/15/37; U.S. Treasury Inflation Protected Securities, 0.625% to 4.250%, due 01/15/10 to 04/15/32; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/10 to 05/15/18; U.S. Treasury Notes, 1.125% to 13.250%, due 03/31/09 to 11/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/09 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $17,260,722,706.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II—At February 28, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government	$22,330,000,000

Money Market	5,700,100,000

Prime Obligations	7,590,000,000

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,600,000,000	0.28%	03/02/09	$5,600,130,667

Barclays Capital, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Barclays Capital, Inc.	7,500,000,000	0.27	03/02/09	7,500,168,750

Citigroup Global Markets, Inc.	1,000,000,000	0.29	03/02/09	1,000,024,167

Credit Suisse Securities (USA) LLC	500,000,000	0.25	03/02/09	500,010,416

Credit Suisse Securities (USA) LLC	2,000,000,000	0.28	03/02/09	2,000,046,667

Deutsche Bank Securities, Inc.	1,500,000,000	0.25	03/02/09	1,500,031,250

Deutsche Bank Securities, Inc.	1,475,000,000	0.27	03/02/09	1,475,033,187

Deutsche Bank Securities, Inc.	7,000,000,000	0.29	03/02/09	7,000,169,167

Greenwich Capital Markets	500,000,000	0.29	03/02/09	500,012,083

JPMorgan Securities	2,565,000,000	0.28	03/02/09	2,565,059,850

Merrill Lynch & Co., Inc.	1,000,000,000	0.28	03/02/09	1,000,023,333

Morgan Stanley & Co.	3,075,000,000	0.26	03/02/09	3,075,066,625

UBS Securities LLC	2,275,000,000	0.26	03/02/09	2,275,049,292

TOTAL				$37,490,856,704

At February 28, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 1.950% to 6.900%, due 04/01/09 to 01/22/19; Federal Home Loan Bank, 2.650% to 6.270%, due 05/07/09 to 06/02/28; Federal Home Loan Mortgage Corp., 1.250% to 8.000%, due 04/09/09 to 02/01/48; Federal National Mortgage Association, 3.050% to 11.500%, due 04/01/09 to 02/01/49; Government National Mortgage Association, 3.500% to 7.500%, due 12/15/17 to 02/20/39; U.S. Treasury Bills, 0.000%, due 11/19/09 to 12/17/09; U.S. Treasury Bond, 6.250%, due 08/15/23; U.S. Treasury Inflation Protected Security, 3.000%, due 07/15/12; U.S. Treasury Notes, 1.125% to 5.125%, due 11/15/10 to 11/15/18; U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/10. The aggregate market value of the collateral, including accrued interest, was $38,331,216,272.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Statements of Assets and Liabilities
February 28, 2009 (Unaudited)

	Federal	Government
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost—unaffiliated issuers	$33,274,295,547	$36,600,287,450
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	31,964,300,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	1,050,000,000
Cash	9,511,096	368,378,065
Receivables:
Investment securities sold	56,962,760	—
Interest	32,836,801	28,411,781
Fund shares sold	—	302,822
Reimbursement from investment adviser	—	57,231
Other assets	2,084,323	2,667,937

Total assets	33,375,690,527	70,014,405,286

Liabilities:
Due to Custodian	—	—
Payables:
Investment securities purchased	252,954,974	2,175,757,786
Fund shares redeemed	—	82,862
Amounts owed to affiliates	4,954,050	8,563,013
Dividend distribution	2,094,837	12,060,876
Accrued expenses	1,443,779	2,618,005

Total liabilities	261,447,640	2,199,082,542

Net Assets:
Paid-in capital	33,113,185,175	67,812,636,024
Undistributed net investment income	338,186	974,666
Accumulated net realized gain (loss) from investments	719,526	1,712,054

Net assets	$33,114,242,887	$67,815,322,744

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$29,777,282,287	$59,430,208,750
FST Select Shares	107,675,613	1,607,627,323
FST Preferred Shares	560,100,376	797,433,523
FST Capital Shares	46,838,180	1,332,922,870
FST Administration Shares	1,414,920,534	3,865,001,861
FST Service Shares	1,207,425,897	782,128,417

Total Net Assets	$33,114,242,887	$67,815,322,744

Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	29,776,331,185	59,427,849,478
FST Select Shares	107,672,174	1,607,563,511
FST Preferred Shares	560,082,479	797,401,864
FST Capital Shares	46,836,684	1,332,869,957
FST Administration Shares	1,414,875,330	3,864,848,389
FST Service Shares	1,207,387,323	782,097,361

The accompanying notes are an integral part of these financial statements.

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$14,773,319,988	$26,061,643,627	$10,798,391,006	$27,936,915,143	$4,928,267,151
6,003,500,000	8,083,500,000	—	—	16,742,400,000
825,000,000	850,000,000	—	—	—
3,101	4,988	—	57,680	92,612

—	—	11,687,985	932,613,399	188,876,520
14,823,548	46,556,171	26,856,062	—	471,268
—	—	2,382,095	—	—
—	—	—	398,919	—
1,696,161	4,556,472	925,916	377,392	100,714

21,618,342,798	35,046,261,258	10,840,243,064	28,870,362,533	21,860,208,265

—	—	8,855,891	—	—

—	—	42,122,656	932,550,804	188,850,703
136,755,601	128,366,681	980,350	1,328,291	2,095,000
2,762,342	4,536,386	1,445,649	4,305,464	2,708,473
3,581,178	9,210,517	1,013,313	733,949	2,173,099
667,206	1,917,926	495,929	1,105,285	1,053,540

143,766,327	144,031,510	54,913,788	940,023,793	196,880,815

21,474,527,376	34,908,620,237	10,784,841,366	27,923,955,000	21,651,827,367
2,809,558	9,225,277	—	1,187,938	1,608,257
(2,760,463)	(15,615,766)	487,910	5,195,802	9,891,826

$21,474,576,471	$34,902,229,748	$10,785,329,276	$27,930,338,740	$21,663,327,450

$1.00	$1.00	$1.00	$1.00	$1.00

$19,881,570,346	$26,876,482,735	$9,707,323,007	$24,929,758,861	$17,019,904,224
46,710,346	74,914,538	45,226,593	117,424,835	49,486,650
107,612,678	1,367,659,454	54,438,792	251,235,983	320,177,972
73,092,954	799,998,883	251,921,035	67,106,597	435,256,963
773,150,755	4,466,690,363	471,476,678	2,112,792,846	2,564,135,740
592,439,392	1,316,483,775	254,943,171	452,019,618	1,274,365,901

$21,474,576,471	$34,902,229,748	$10,785,329,276	$27,930,338,740	$21,663,327,450

19,881,517,824	26,881,404,289	9,706,838,041	24,924,060,983	17,010,930,278
46,710,221	74,928,187	45,224,347	117,397,996	49,459,671
107,612,389	1,367,908,686	54,436,062	251,178,557	320,004,464
73,092,758	800,144,685	251,908,428	67,091,257	435,021,049
773,147,679	4,467,504,431	471,453,088	2,112,309,914	2,562,751,829
592,437,800	1,316,723,723	254,930,446	451,916,293	1,273,660,076

Goldman Sachs Trust—Financial Square Funds
Statements of Operations

	Federal Fund

	For the Period
	January 1, 2009 to	For the
	February 28, 2009*	Year Ended
	(Unaudited)	December 31, 2008

Investment income:
Interest income—from unaffiliated issuers	$43,026,934	$558,861,672
Interest income—from affiliated issuers	—	—

Total investment income	43,026,934	558,861,672

Expenses:
Fund-Level Expenses:
Management fees	11,573,163	44,896,438
Transfer Agent fees	564,545	2,706,640
Registration fees	450,876	295,338
Custody and accounting fees	269,890	1,066,327
Printing fees	16,570	89,091
Professional fees	12,772	77,961
Trustee fees	2,771	15,689
Other	1,682,875	2,536,147

Subtotal	14,573,462	51,683,631
Class Specific Expenses:
FST Service Share fees	1,068,332	5,280,366
FST Administration Share fees	588,289	2,407,043
FST Preferred Share fees	84,987	373,164
FST Capital Share fees	9,996	36,504
FST Select Share fees	5,300	16,400

Total expenses	16,330,366	59,797,108
Less—expense reductions	(1,520,460)	(5,887,208)

Net expenses	14,809,906	53,909,900

Net investment income	$28,217,028	$504,951,772

Net realized gain (loss) from investment transactions	1,980,768	6,424,870
Payment by affiliate relating to certain investment transaction	—	—

Net increase in net assets resulting from operations	$30,197,796	$511,376,642

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Government Fund		Money Market Fund		Prime Obligations Fund

For the Period		For the Period		For the Period
January 1, 2009 to	For the	January 1, 2009 to	For the	January 1, 2009 to	For the
February 28, 2009*	Year Ended	February 28, 2009*	Year Ended	February 28, 2009*	Year Ended
(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

$81,045,633	$623,139,281	$44,521,473	$680,416,970	$63,045,230	$1,436,494,051
1,141,183	9,923,067	539,136	7,423,719	545,701	9,248,554

82,186,816	633,062,348	45,060,609	687,840,689	63,590,931	1,445,742,605

20,555,547	54,364,217	7,047,164	48,052,598	11,439,580	102,032,819
1,002,710	3,164,269	343,764	2,980,700	558,029	6,397,960
1,031,443	210,510	42,829	199,507	48,045	330,331
442,285	1,290,118	189,631	1,196,343	309,476	2,428,583
15,617	92,231	15,530	100,997	17,240	162,012
15,945	74,073	18,809	78,320	16,629	76,891
2,771	15,689	2,771	15,689	2,771	15,689
2,102,016	3,213,304	1,683,085	2,966,927	4,242,541	6,768,727

25,168,334	63,424,411	9,343,583	55,591,081	16,634,311	118,213,012

579,306	2,452,494	421,293	3,479,555	1,114,107	8,706,699
1,574,249	6,257,304	290,036	2,103,330	1,726,133	11,845,540
140,786	740,761	15,938	134,094	204,038	1,650,275
343,470	1,108,610	13,774	61,267	202,966	1,436,472
68,410	283,177	2,436	26,733	5,094	84,902

27,874,555	73,266,757	10,087,060	61,396,060	19,886,649	141,936,900
(4,680,823)	(12,268,050)	(1,636,764)	(11,112,567)	(2,531,027)	(23,707,395)

23,193,732	60,998,707	8,450,296	50,283,493	17,355,622	118,229,505

$58,993,084	$572,063,641	$36,610,313	$637,557,196	$46,235,309	$1,327,513,100

1,280,565	32,246,331	64,078	(2,642,218)	338,855	(114,800,827)
—	—	—	—	—	100,000,000

$60,273,649	$604,309,972	$36,674,391	$634,914,978	$46,574,164	$1,312,712,273

Goldman Sachs Trust—Financial Square Funds
Statement of Operations

	Tax-Free Money Market Fund

	For the Period
	January 1, 2009 to	For the
	February 28, 2009*	Year Ended
	(Unaudited)	December 31, 2008

Investment income:
Interest income—from unaffiliated issuers	$13,437,708	$247,532,452
Interest income—from affiliated issuers	—	—

Total investment income	13,437,708	247,532,452

Expenses:
Fund-Level Expenses:
Management fees	3,691,225	23,726,135
Transfer Agent fees	180,060	1,443,428
Custody and accounting fees	95,740	1,450,011
Registration fees	27,512	118,315
Professional fees	20,046	119,110
Printing fees	11,480	72,217
Trustee fees	2,771	15,689
Other	859,899	1,384,223

Subtotal	4,888,733	28,329,128
Class Specific Expenses:
FST Service Share fees	216,079	1,580,164
FST Administration Share fees	166,674	1,660,709
FST Preferred Share fees	12,887	159,350
FST Capital Share fees	65,254	431,446
FST Select Share fees	2,277	15,335

Total expenses	5,351,904	32,176,132
Less—expense reductions	(834,754)	(7,129,750)

Net expenses	4,517,150	25,046,382

Net investment income	$8,920,558	$222,486,070

Net realized gain from investment transactions	568,017	555,789

Net increase in net assets resulting from operations	$9,488,575	$223,041,859

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Treasury Instruments Fund		Treasury Obligations Fund

For the Period		For the Period
January 1, 2009 to	For the	January 1, 2009 to	For the
February 28, 2009*	Year Ended	February 28, 2009*	Year Ended
(Unaudited)	December 31, 2008	(Unaudited)	December 31, 2008

$14,954,914	$303,625,971	$11,612,638	$283,521,060
—	—	—	1,363,246

14,954,914	303,625,971	11,612,638	284,884,306

10,491,538	48,051,508	5,788,168	33,269,308
511,783	2,756,845	282,350	2,022,932
259,949	1,143,700	159,559	853,508
51,368	231,397	36,416	92,709
10,808	72,032	12,128	71,916
9,990	83,712	8,016	79,423
2,771	15,689	2,771	15,689
901,739	2,833,610	84,382	2,065,764

12,239,946	55,188,493	6,373,790	38,471,249

408,993	3,313,127	1,041,015	7,716,984
1,029,215	7,466,801	950,878	6,562,892
46,045	411,800	39,486	245,756
22,375	161,829	98,802	455,624
6,209	18,447	2,603	5,110

13,752,783	66,560,497	8,506,574	53,457,615
(2,226,507)	(6,194,992)	(1,065,167)	(4,944,355)

11,526,276	60,365,505	7,441,407	48,513,260

$3,428,638	$243,260,466	$4,171,231	$236,371,046

2,557,972	70,239,515	12,077,499	7,560,120

$5,986,610	$313,499,981	$16,248,730	$243,931,166

Goldman Sachs Trust—Financial Square Funds
Statements of Changes in Net Assets

	Federal Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income	$28,217,028	$504,951,772	$551,410,750
Net realized gain (loss) from investment transactions	1,980,768	6,424,870	935,224

Net increase in net assets resulting from operations	30,197,796	511,376,642	552,345,974

Distributions to shareholders:
From net investment income:
FST Shares	(26,967,371)	(455,548,376)	(481,656,463)
FST Select Shares	(86,853)	(1,260,815)	(62)
FST Preferred Shares	(359,570)	(8,631,884)	(7,967,752)
FST Capital Shares	(24,331)	(480,119)	(273,503)
FST Administration Shares	(653,663)	(19,286,914)	(30,990,154)
FST Service Shares	(125,240)	(19,743,664)	(31,124,208)
From net realized gains:
FST Shares	(1,445,904)	(5,405,109)	—
FST Select Shares	(5,046)	(15,066)	—
FST Preferred Shares	(24,249)	(96,805)	—
FST Capital Shares	(1,908)	(8,435)	—
FST Administration Shares	(67,190)	(273,165)	—
FST Service Shares	(60,788)	(282,447)	—

Total distributions to shareholders	(29,822,113)	(511,032,799)	(552,012,142)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	23,191,219,221	116,586,733,084	49,213,027,669
Reinvestment of distributions	22,820,704	418,589,268	464,762,629
Cost of shares redeemed	(24,705,312,614)	(99,331,054,440)	(42,983,182,698)

Net increase (decrease) in net assets resulting from share transactions	(1,491,272,689)	17,674,267,912	6,694,607,600

Net increase (decrease)	(1,490,897,006)	17,674,611,755	6,694,941,432

Net assets:
Beginning of period	34,605,139,893	16,930,528,138	10,235,586,706

End of period	$33,114,242,887	$34,605,139,893	$16,930,528,138

Undistributed net investment income	$338,186	$338,186	$338,186

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Government Fund			Money Market Fund

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

$58,993,084	$572,063,641	$413,135,535	$36,610,313	$637,557,196	$940,918,203
1,280,565	32,246,331	(4,479)	64,078	(2,642,218)	(6,860)

60,273,649	604,309,972	413,131,056	36,674,391	634,914,978	940,911,343

(53,371,429)	(457,814,607)	(278,099,004)	(34,837,345)	(591,297,803)	(867,258,529)
(1,333,640)	(21,069,146)	(9,838,170)	(87,112)	(2,485,877)	(6,439,110)
(741,401)	(16,862,397)	(20,161,843)	(154,124)	(3,678,008)	(5,181,853)
(1,069,679)	(15,886,153)	(19,379,310)	(81,471)	(1,045,447)	(894,696)
(2,341,072)	(51,375,415)	(66,682,891)	(961,834)	(20,921,327)	(33,259,292)
(135,863)	(9,055,923)	(18,969,838)	(494,683)	(15,486,516)	(27,877,864)

(11,196,725)	(15,193,030)	—	—	—	—
(294,201)	(387,283)	—	—	—	—
(185,019)	(309,031)	—	—	—	—
(299,566)	(419,528)	—	—	—	—
(829,003)	(1,352,923)	—	—	—	—
(149,738)	(218,665)	—	—	—	—

(71,947,336)	(589,944,101)	(413,131,056)	(36,616,569)	(634,914,978)	(940,911,344)

62,342,419,575	220,115,862,932	65,777,621,848	26,656,313,086	160,213,384,096	118,791,667,426
41,386,073	298,483,724	191,892,915	27,286,582	367,425,033	572,169,760
(51,566,005,207)	(177,117,234,724)	(57,535,124,292)	(24,985,920,395)	(164,925,882,658)	(110,395,351,888)

10,817,800,441	43,297,111,932	8,434,390,471	1,697,679,273	(4,345,073,529)	8,968,485,298

10,806,126,754	43,311,477,803	8,434,390,471	1,697,737,095	(4,345,073,529)	8,968,485,297

57,009,195,990	13,697,718,187	5,263,327,716	19,776,839,376	24,121,912,905	15,153,427,608

$67,815,322,744	$57,009,195,990	$13,697,718,187	$21,474,576,471	$19,776,839,376	$24,121,912,905

$974,666	$974,666	$974,666	$2,809,558	$2,815,814	$173,596

Goldman Sachs Trust—Financial Square Funds
Statements of Changes in Net Assets

	Prime Obligations Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income	$46,235,309	$1,327,513,100	$1,838,606,996
Net realized gain (loss) on investment transactions	338,855	(114,800,827)	47,553
Payment by affiliate relating to certain investment transactions	—	100,000,000	—

Net increase in net assets resulting from operations	46,574,164	1,312,712,273	1,838,654,549

Distributions to shareholders:
From net investment income:
FST Shares	(35,977,314)	(1,096,404,359)	(1,387,265,745)
FST Select Shares	(138,915)	(7,822,892)	(19,267,251)
FST Preferred Shares	(1,522,091)	(41,721,735)	(62,212,662)
FST Capital Shares	(932,031)	(23,599,227)	(34,581,112)
FST Administration Shares	(3,981,586)	(115,102,019)	(252,920,511)
FST Service Shares	(759,450)	(37,709,073)	(82,407,266)
From net realized gains:
FST Shares	—	—	—
FST Select Shares	—	—	—
FST Preferred Shares	—	—	—
FST Capital Shares	—	—	—
FST Administration Shares	—	—	—
FST Service Shares	—	—	—

Total distributions to shareholders	(43,311,387)	(1,322,359,305)	(1,838,654,547)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	40,233,639,401	353,293,122,864	299,125,985,950
Reinvestment of distributions	16,101,135	441,214,406	642,325,029
Cost of shares redeemed	(38,285,837,976)	(367,185,329,610)	(280,452,495,953)

Net increase (decrease) in net assets resulting from share transactions	1,963,902,560	(13,450,992,340)	19,315,815,026

Net increase (decrease)	1,967,165,337	(13,460,639,372)	19,315,815,028

Net assets:
Beginning of period	32,935,064,411	46,395,703,783	27,079,888,755

End of period	$34,902,229,748	$32,935,064,411	$46,395,703,783

Undistributed net investment income	$9,225,277	$6,301,355	$1,147,560

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Tax-Free Money Market Fund			Treasury Instruments Fund

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

$8,920,558	$222,486,070	$315,655,533	$3,428,638	$243,260,466	$211,627,056
568,017	555,789	1,718,355	2,557,972	70,239,515	7,095,850

—	—	—	—	—	—

9,488,575	223,041,859	317,373,888	5,986,610	313,499,981	218,722,906

(8,464,260)	(196,975,638)	(275,586,540)	(3,416,700)	(202,660,734)	(152,781,216)
(36,954)	(1,009,573)	(2,077,489)	(11,938)	(615,484)	(1,468,710)
(54,011)	(2,971,334)	(5,341,212)	—	(4,738,432)	(6,563,168)
(162,446)	(5,282,301)	(6,671,994)	—	(682,617)	(572,309)
(179,505)	(11,472,694)	(18,671,308)	—	(28,977,214)	(39,893,023)
(23,382)	(4,774,530)	(7,306,990)	—	(5,585,985)	(10,348,630)

—	(1,278,622)	(801,636)	(7,998,368)	(49,214,094)	(4,479,746)
—	(5,181)	(5,806)	(36,054)	(152,795)	(32,470)
—	(12,127)	(20,915)	(82,485)	(875,864)	(187,218)
—	(38,562)	(26,396)	(27,136)	(312,628)	(9,879)
—	(44,166)	(60,924)	(742,716)	(6,555,921)	(1,017,035)
—	(33,405)	(26,511)	(145,063)	(1,368,327)	(333,819)

(8,920,558)	(223,898,133)	(316,597,721)	(12,460,460)	(301,740,095)	(217,687,223)

4,784,428,476	53,482,338,331	60,132,779,450	57,482,580	136,939,196,109	45,309,918,175
6,616,301	152,563,776	201,833,954	9,216,108	206,267,487	90,592,459
(4,723,599,565)	(53,686,012,030)	(57,156,471,612)	(9,082,838,967)	(111,967,016,159)	(36,847,590,116)

67,445,212	(51,109,923)	3,178,141,792	(9,016,140,279)	25,178,447,437	8,552,920,518

68,013,229	(51,966,197)	3,178,917,959	(9,022,614,129)	25,190,207,323	8,553,956,201

10,717,316,047	10,769,282,244	7,590,364,285	36,952,952,869	11,762,745,546	3,208,789,345

$10,785,329,276	$10,717,316,047	$10,769,282,244	$27,930,338,740	$36,952,952,869	$11,762,745,546

$—	$—	$—	$1,187,938	$1,187,938	$1,097,704

Goldman Sachs Trust—Financial Square Funds
Statements of Changes in Net Assets

	Treasury Obligations Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

From operations:
Net investment income	$4,171,231	$236,371,046	$444,557,906
Net realized gain from investment transactions	12,077,499	7,560,120	2,159,783

Net increase in net assets resulting from operations	16,248,730	243,931,166	446,717,689

Distributions to shareholders:
From net investment income:
FST Shares	(4,071,101)	(173,788,449)	(239,326,819)
FST Select Shares	(15,705)	(71,214)	(45,904)
FST Preferred Shares	(43,559)	(3,576,007)	(7,636,468)
FST Capital Shares	(40,866)	(3,941,099)	(8,737,053)
FST Administration Shares	—	(36,977,912)	(123,424,082)
FST Service Shares	—	(18,016,365)	(65,939,106)
From net realized gains:
FST Shares	(2,833,991)	(4,462,424)	—
FST Select Shares	(11,344)	(16,681)	—
FST Preferred Shares	(52,546)	(96,874)	—
FST Capital Shares	(87,745)	(140,157)	—
FST Administration Shares	(507,552)	(747,149)	—
FST Service Shares	(276,464)	(512,866)	—

Total distributions to shareholders	(7,940,873)	(242,347,197)	(445,109,432)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	15,778,403,757	110,129,345,005	64,096,925,371
Reinvestment of distributions	3,512,382	147,912,604	225,758,735
Cost of shares redeemed	(10,130,930,883)	(111,517,640,087)	(53,979,112,783)

Net increase (decrease) in net assets resulting from share transactions	5,650,985,256	(1,240,382,478)	10,343,571,323

Net increase (decrease)	5,659,293,113	(1,238,798,509)	10,345,179,580

Net assets:
Beginning of period	16,004,034,337	17,242,832,846	6,897,653,266

End of period	$21,663,327,450	$16,004,034,337	$17,242,832,846

Undistributed net investment income	$1,608,257	$1,608,257	$1,608,257

*	The Funds changed their fiscal year end from December 31 to August 31.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements
February 28, 2009 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Funds included in this report (collectively, the “Funds” or individually a “Fund”), the share classes offered by each Fund and each Fund’s diversification status under the Act:

	Share Classes	Diversified/
Fund	Offered	Non-Diversified
Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.
Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.

The Funds changed their fiscal year end from December 31 to August 31. GSAM has agreed to reimburse the Funds for any costs associated with changing the Funds’ fiscal year ends.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—
It is the Funds’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, GSAM will determine the difference between the net asset value per share (“NAV”) based upon amortized cost of each Fund and the NAV based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no Federal income tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gain distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP.
As of the Funds’ most recent fiscal year end, December 31, 2008, the following Funds had capital loss carryforwards for U.S. Federal income tax purposes of:

	Money	Prime
	Market	Obligations

Capital loss carryforward[1]
Expiring 2010	$11,758	$—
Expiring 2012	13	—
Expiring 2013	24,827	710,876
Expiring 2014	138,865	442,918
Expiring 2015	6,860	—
Expiring 2016	2,642,218	14,800,827

Capital loss carryforward	$2,824,541	$15,954,621

[1]	Expiration occurs on December 31 of the year indicated.

The above capital loss carryforward amounts are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
GSAM has reviewed the tax positions for the Funds for the open tax years (tax years ended December 31, 2005-2008) and determined that they did not have a material impact on the Funds’ financial statements.

E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements—
Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.

3. Agreements
A. Management Agreement—
Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of 0.205% of each Fund’s average daily net assets.
Effective July 1, 2008, GSAM has voluntarily agreed to reduce its waiver of its Management fee equal annually to 0.045% of average daily net assets of Government, Money Market, Prime Obligations and Tax-Free Money Market Funds and 0.025% of the average daily net assets of Federal, Treasury Instruments and Treasury Obligations Funds. Prior to July 1, 2008, GSAM had voluntarily agreed to waive a portion of its waiver of its Management fee equal annually to 0.05% of average daily net assets of Government, Money Market, Prime Obligations and Tax-Free Money Market Funds and 0.03% of the average daily net assets of Federal, Treasury Instruments and Treasury Obligations Funds.

B. Distribution Agreement—
Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Service Plans—
The Trust, on behalf of each Fund, has adopted Service Plans to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.
Goldman Sachs has voluntarily agreed to waive a portion of the service fees attributable to the FST Capital, FST Administration and FST Service Shares for certain Funds. For the period ended February 28,

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

2009, the effective service fees for Funds with a service fee waiver were as follows:

	Effective Service Fees
	FST	FST	FST
Fund	Capital	Administration	Service
Federal	0.15%	0.25%	0.47%

Tax-Free Money Market	0.15	0.25	0.47

Treasury Instruments	0.14	0.20	0.25

Treasury Obligations	0.15	0.25	0.33

For the year ended December 31, 2008, the effective service fees for Funds with a service fee waiver were as follows:

Effective Service Fees
Fund	FST Service
Treasury Instruments	0.48%

Treasury Obligations	0.46

As of February 28, 2009, the service fees for Funds with a service fee waiver were as follows:

	Net Service Fees
Fund	FST Administration	FST Service
Federal	0.25%	0.38%

Prime Obligations	0.25	0.48

Treasury Instruments	0.18	0.18

Treasury Obligations	0.25	0.29

D. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent of the Funds for a fee pursuant to a Transfer Agency Agreement. Effective July 1, 2008, the fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.01% of the average daily net assets of each Fund. Prior to July 1, 2008, the fees charged for such transfer agency services were calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.

E. Other Agreements—
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer Agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the period ended February 28, 2009, these expense reductions, including any waivers and expense reimbursements, were as follows (in thousands):

	Management	Other	Custody	Service
	Fees	Expense	Fee	Plan Fee
Fund	Waived	Reimbursements	Reductions	Waivers	Total
Federal	$1,411	$40	$8	$61	$1,520
Government	4,512	169	—	—	4,681
Money Market	1,547	89	1	—	1,637
Prime Obligations	2,511	18	2	—	2,531
Tax-Free Money Market	810	11	1	13	835
Treasury Instruments	1,279	521	6	421	2,227
Treasury Obligations	706	9	1	349	1,065

For the year ended December 31, 2008, these expense reductions, including any waivers and expense reimbursements, were as follows (in thousands):

	Management	Other	Custody	Service
	Fees	Expense	Fee	Plan Fee
Fund	Waived	Reimbursements	Reductions	Waivers	Total
Federal	$5,862	$—	$25	$—	$5,887
Government	12,267	—	1	—	12,268
Money Market	11,112	—	1	—	11,113
Prime Obligations	23,670	—	37	—	23,707
Tax-Free Money Market	5,441	367	1,322	—	7,130
Treasury Instruments	6,041	—	39	115	6,195
Treasury Obligations	4,361	—	1	582	4,944

As of February 28, 2009, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Transfer
	Management	Agent
Fund	Fees	Fees	Total
Federal	$4,693	$261	$4,954
Government	8,059	504	8,563
Money Market	2,600	162	2,762
Prime Obligations	4,269	267	4,536
Tax-Free Money Market	1,361	85	1,446
Treasury Instruments	4,079	226	4,305
Treasury Obligations	2,566	142	2,708

F. Line of Credit Facility—
The Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Funds and the other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the period ended February 28, 2009, the Funds did not have any borrowings under the facility.

4. Fair Value of Investments
Under FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Investments in Securities Long-Assets
			Money	Prime
Level	Federal	Government	Market	Obligations
Level 1	$3,033,124,712	$—	$—	$348,019,583

Level 2(a)	30,241,170,835	69,614,587,450	21,601,819,988	34,647,124,044

Level 3	—	—	—	—

Total	$33,274,295,547	$69,614,587,450	$21,601,819,988	$34,995,143,627

	Investments in Securities Long-Assets
	Tax-Free	Treasury	Treasury
Level	Money Market	Instruments	Obligations
Level 1	$—	$27,936,915,143	$4,928,267,151

Level 2(a)	10,798,391,006	—	16,742,400,000

Level 3	—	—	—

Total	$10,798,391,006	$27,936,915,143	$21,670,667,151

(a)	The Funds utilize amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.

5. Other Risks
A. Indemnifications—
Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

B. Market and Credit Risks—
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

C. Portfolio Concentrations—
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. Other Matters
A. Temporary Guarantee Program—
On October 3, 2008, the Board of Trustees of the Funds approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program (the “Program”) for the Financial Square and VIT Money Market Funds and the Institutional Liquid Asset Portfolios. Each of these Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Trustees approved participation in the extension of the Program through April 30, 2009, for the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds. Subsequently, on April 9, 2009, the Board of Trustees approved further participation in the Program through September 18, 2009 for the Money Market, Prime Obligations and Tax-Free Money Market Funds. With each extension of the Program, the participating Funds paid the Treasury an additional fee based on the number of shares outstanding as of September 19, 2008.
Under the Program, if a participating Fund’s market-based net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the participating Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the participating Funds without regard to any expense limitation in effect for those Funds. Such amounts are included in other expenses on the Statements of Operations.

B. Transaction with Affiliate—
On September 22, 2008, The Goldman Sachs Group, Inc. made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile market conditions.

C. Exemptive Orders—
Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Federal Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

FST Shares
Shares sold	19,863,354,028	95,446,773,943	38,311,759,493
Reinvestment of distributions	22,070,036	390,296,824	422,405,991
Shares redeemed	(21,293,628,211)	(79,726,945,092)	(32,225,508,253)

	(1,408,204,147)	16,110,125,675	6,508,657,231

FST Select Shares
Shares sold	100,941,866	359,442,777	—
Reinvestment of distributions	35,870	47,302	62
Shares redeemed	(83,166,518)	(269,630,420)	—

	17,811,218	89,859,659	62

FST Preferred Shares
Shares sold	623,213,545	2,735,581,299	526,074,125
Reinvestment of distributions	271,047	6,945,566	7,486,381
Shares redeemed	(554,763,025)	(2,566,415,890)	(350,840,621)

	68,721,567	176,110,975	182,719,885

FST Capital Shares
Shares sold	51,055,748	254,718,165	11,638,757
Reinvestment of distributions	22,966	375,281	273,458
Shares redeemed	(40,620,735)	(226,655,921)	(7,584,151)

	10,457,979	28,437,525	4,328,064

FST Administration Shares
Shares sold	867,698,083	7,897,386,576	3,102,910,716
Reinvestment of distributions	329,154	9,597,516	17,357,437
Shares redeemed	(923,545,967)	(7,022,983,161)	(3,288,741,678)

	(55,518,730)	884,000,931	(168,473,525)

FST Service Shares
Shares sold	1,684,955,951	9,892,830,324	7,260,644,578
Reinvestment of distributions	91,631	11,326,779	17,239,300
Shares redeemed	(1,809,588,158)	(9,518,423,956)	(7,110,507,995)

	(124,540,576)	385,733,147	167,375,883

Net increase (decrease) in shares	(1,491,272,689)	17,674,267,912	6,694,607,600

*	The Funds changed their fiscal year end from December 31 to August 31.

Government Fund			Money Market Fund

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

56,564,289,229	182,355,935,294	42,691,754,110	25,121,222,141	151,001,014,449	110,136,476,999
37,736,607	250,189,316	133,173,404	25,835,205	337,197,673	521,420,824
(45,997,834,510)	(143,726,486,878)	(35,998,585,770)	(23,605,861,590)	(154,998,013,750)	(102,569,525,823)

10,604,191,326	38,879,637,732	6,826,341,744	1,541,195,756	(3,659,801,628)	8,088,372,000

745,011,615	5,895,762,249	1,011,668,311	5,809,637	349,544,061	1,005,473,685
1,518,230	20,730,074	9,717,853	87,152	2,484,208	6,165,076
(360,900,490)	(5,132,821,699)	(665,623,037)	(13,271,704)	(380,774,930)	(956,873,320)

385,629,355	783,670,624	355,763,127	(7,374,915)	(28,746,661)	54,765,441

681,932,838	4,405,165,458	2,692,898,154	85,331,326	1,188,890,576	651,489,952
447,816	7,679,689	12,401,743	148,584	3,555,441	5,134,883
(907,045,465)	(4,057,557,776)	(2,422,917,216)	(65,709,185)	(1,266,239,330)	(592,627,543)

(224,664,811)	355,287,371	282,382,681	19,770,725	(73,793,313)	63,997,292

1,611,923,342	11,701,527,932	7,967,460,651	68,637,310	263,275,228	199,196,750
1,044,414	6,731,377	15,924,172	81,107	1,010,441	882,308
(1,535,887,638)	(10,807,155,964)	(7,781,952,779)	(45,737,340)	(268,195,734)	(159,063,525)

77,080,118	901,103,345	201,432,044	22,981,077	(3,910,065)	41,015,533

2,053,432,851	12,397,209,009	8,354,041,709	534,246,170	5,354,580,747	5,240,871,994
448,747	8,924,028	13,380,647	798,909	14,568,311	22,209,410
(2,184,004,476)	(10,297,995,836)	(7,631,542,888)	(446,669,564)	(5,859,482,127)	(4,704,486,380)

(130,122,878)	2,108,137,201	735,879,468	88,375,515	(490,333,069)	558,595,024

685,829,700	3,360,262,990	3,059,798,913	841,066,502	2,056,079,035	1,558,158,046
190,259	4,229,240	7,295,096	335,625	8,608,959	16,357,259
(580,332,628)	(3,095,216,571)	(3,034,502,602)	(808,671,012)	(2,153,176,787)	(1,412,775,297)

105,687,331	269,275,659	32,591,407	32,731,115	(88,488,793)	161,740,008

10,817,800,441	43,297,111,932	8,434,390,471	1,697,679,273	(4,345,073,529)	8,968,485,298

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Prime Obligations Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

FST Shares
Shares sold	32,308,778,338	290,149,281,542	230,076,934,069
Reinvestment of distributions	13,768,175	362,970,659	487,002,828
Shares redeemed	(30,666,857,989)	(301,510,689,365)	(212,478,271,348)

	1,655,688,524	(10,998,437,164)	18,085,665,549

FST Select Shares
Shares sold	144,283,201	2,221,385,557	3,037,658,794
Reinvestment of distributions	122,767	7,447,772	18,187,032
Shares redeemed	(165,313,004)	(2,400,147,966)	(3,079,375,424)

	(20,907,036)	(171,314,637)	(23,529,598)

FST Preferred Shares
Shares sold	2,440,696,305	18,398,316,025	13,431,487,063
Reinvestment of distributions	824,712	28,342,874	45,184,913
Shares redeemed	(2,459,353,791)	(18,195,577,799)	(14,094,256,022)

	(17,832,774)	231,081,100	(617,584,046)

FST Capital Shares
Shares sold	1,315,421,972	10,756,157,422	8,030,059,529
Reinvestment of distributions	318,800	6,791,256	17,398,360
Shares redeemed	(1,292,996,631)	(10,772,852,804)	(7,848,462,824)

	22,744,141	(9,904,126)	198,995,065

FST Administration Shares
Shares sold	2,324,594,708	20,007,946,428	30,217,784,703
Reinvestment of distributions	695,051	17,263,204	41,049,887
Shares redeemed	(1,919,082,532)	(21,829,342,267)	(29,003,735,484)

	406,207,227	(1,804,132,635)	1,255,099,106

FST Service Shares
Shares sold	1,699,864,877	11,760,035,890	14,332,061,792
Reinvestment of distributions	371,630	18,398,641	33,502,009
Shares redeemed	(1,782,234,029)	(12,476,719,409)	(13,948,394,851)

	(81,997,522)	(698,284,878)	417,168,950

Net increase (decrease) in shares	1,963,902,560	(13,450,992,340)	19,315,815,026

*	The Funds changed their fiscal year end from December 31 to August 31.

Tax-Free Money Market Fund			Treasury Instruments Fund

For the Period			For the Period
January 1, 2009 to	For the	For the	January 1, 2009 to	For the	For the
February 28, 2009*	Year Ended	Year Ended	February 28, 2009*	Year Ended	Year Ended
(Unaudited)	December 31, 2008	December 31, 2007	(Unaudited)	December 31, 2008	December 31, 2007

4,149,530,236	47,956,643,891	54,750,598,715	139	107,607,236,523	36,477,370,131
6,521,681	147,513,567	193,059,422	8,937,092	179,971,525	74,035,868
(4,106,748,109)	(47,515,484,612)	(52,118,365,138)	(7,665,270,511)	(84,488,433,638)	(29,177,747,663)

49,303,808	588,672,846	2,825,292,999	(7,656,333,280)	23,298,774,410	7,373,658,336

19,307,522	194,930,312	238,061,100	—	497,125,598	91,005,402
36,569	890,047	1,197,575	48,002	766,531	1,477,265
(14,827,089)	(226,502,211)	(269,114,411)	(18,040,110)	(392,047,388)	(96,536,637)

4,517,002	(30,681,852)	(29,855,736)	(17,992,108)	105,844,741	(4,053,970)

30,773,744	823,180,411	820,169,945	—	3,387,898,318	268,398,073
16,536	884,714	1,577,802	70,178	3,613,043	268,804
(58,565,869)	(962,375,042)	(927,845,201)	(105,379,378)	(3,254,368,207)	(210,823,526)

(27,775,589)	(138,309,917)	(106,097,454)	(105,309,200)	137,143,154	57,843,351

43,123,123	1,247,652,479	784,200,042	—	1,034,685,307	195,371,491
4,989	320,908	1,272,285	18,935	941,011	524,970
(85,277,887)	(1,271,632,304)	(890,967,626)	(106,618,431)	(882,872,709)	(192,904,660)

(42,149,775)	(23,658,917)	(105,495,299)	(106,599,496)	152,753,609	2,991,801

379,342,053	2,143,085,486	2,383,334,314	50,780,463	20,202,207,926	6,048,579,064
32,548	1,933,386	2,799,028	133,436	15,549,178	8,432,133
(270,451,398)	(2,540,229,124)	(1,951,596,165)	(1,020,844,082)	(18,687,527,434)	(5,374,370,717)

108,923,203	(395,210,252)	434,537,177	(969,930,183)	1,530,229,670	682,640,480

162,351,798	1,116,845,752	1,156,415,334	6,701,978	4,210,042,437	2,229,194,014
3,978	1,021,154	1,927,842	8,465	5,426,199	5,853,419
(187,729,213)	(1,169,788,737)	(998,583,071)	(166,686,455)	(4,261,766,783)	(1,795,206,913)

(25,373,437)	(51,921,831)	159,760,105	(159,976,012)	(46,298,147)	439,840,520

67,445,212	(51,109,923)	3,178,141,792	(9,016,140,279)	25,178,447,437	8,552,920,518

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
February 28, 2009 (Unaudited)

7. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Treasury Obligations Fund

	For the Period
	January 1, 2009 to	For the	For the
	February 28, 2009*	Year Ended	Year Ended
	(Unaudited)	December 31, 2008	December 31, 2007

FST Shares
Shares sold	12,559,173,882	86,026,192,902	40,069,208,287
Reinvestment of distributions	3,319,802	126,955,170	152,620,255
Shares redeemed	(7,559,540,179)	(85,796,774,424)	(30,426,054,050)

	5,002,953,505	356,373,648	9,795,774,492

FST Select Shares
Shares sold	128,679,924	392,524,307	277,400,000
Reinvestment of distributions	26,820	80,822	32,876
Shares redeemed	(112,167,883)	(359,709,857)	(277,411,269)

	16,538,861	32,895,272	21,607

FST Preferred Shares
Shares sold	185,734,452	602,927,104	1,124,767,546
Reinvestment of distributions	73,613	1,783,834	1,391,566
Shares redeemed	(112,542,854)	(1,004,702,743)	(1,255,508,168)

	73,265,211	(399,991,805)	(129,349,056)

FST Capital Shares
Shares sold	160,832,410	623,050,585	479,544,205
Reinvestment of distributions	26,443	2,085,373	4,345,697
Shares redeemed	(86,226,421)	(583,383,040)	(256,151,622)

	74,632,432	41,752,918	227,738,280

FST Administration Shares
Shares sold	1,687,838,321	15,636,676,978	13,815,964,993
Reinvestment of distributions	46,020	4,153,721	11,568,247
Shares redeemed	(1,120,423,508)	(16,432,817,709)	(13,393,638,880)

	567,460,833	(791,987,010)	433,894,360

FST Service Shares
Shares sold	1,056,144,768	6,847,973,129	8,330,040,340
Reinvestment of distributions	19,684	12,853,684	55,800,094
Shares redeemed	(1,140,030,038)	(7,340,252,314)	(8,370,348,794)

	(83,865,586)	(479,425,501)	15,491,640

Net increase (decrease) in shares	5,650,985,256	(1,240,382,478)	10,343,571,323

*	The Fund changed its fiscal year end from December 31 to August 31.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

												Ratios assuming no
												expense reductions
										Ratio of net				Ratio of net
	Net asset			Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net		from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment		investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$0.001		$(0.001)	$1.00	0.09%	$29,777,282	0.21	%(c)	0.53	%(c)	0.24	%(c)	0.50	%(c)
2009-FST Select Shares	1.00	0.001		(0.001)	1.00	0.09	107,676	0.24	(c)	0.49	(c)	0.27	(c)	0.46	(c)
2009-FST Preferred Shares	1.00	0.001		(0.001)	1.00	0.07	560,100	0.31	(c)	0.42	(c)	0.34	(c)	0.39	(c)
2009-FST Capital Shares	1.00	0.001		(0.001)	1.00	0.07	46,838	0.36	(c)	0.37	(c)	0.39	(c)	0.34	(c)
2009-FST Administration Shares	1.00	0.001		(0.001)	1.00	0.05	1,414,921	0.46	(c)	0.28	(c)	0.49	(c)	0.25	(c)
2009-FST Service Shares	1.00	—	(d)	— (d)	1.00	0.01	1,207,426	0.71	(c)	0.06	(c)	0.74	(c)	0.03	(c)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.025		(0.025)	1.00	2.48	31,185,150	0.21		2.34		0.24		2.31
2008-FST Select Shares	1.00	0.024		(0.024)	1.00	2.45	89,863	0.24		2.29		0.27		2.26
2008-FST Preferred Shares	1.00	0.024		(0.024)	1.00	2.38	491,371	0.31		2.32		0.34		2.29
2008-FST Capital Shares	1.00	0.023		(0.023)	1.00	2.33	36,379	0.36		1.99		0.39		1.96
2008-FST Administration Shares	1.00	0.022		(0.022)	1.00	2.22	1,470,423	0.46		2.01		0.49		1.98
2008-FST Service Shares	1.00	0.020		(0.020)	1.00	1.97	1,331,954	0.71		1.88		0.74		1.85

2007-FST Shares	1.00	0.050		(0.050)	1.00	5.07	15,074,711	0.20		4.92		0.23		4.89
2007-FST Select Shares	1.00	0.049		(0.049)	1.00	5.04	1	0.23		4.91		0.26		4.88
2007-FST Preferred Shares	1.00	0.049		(0.049)	1.00	4.97	315,256	0.30		4.80		0.33		4.77
2007-FST Capital Shares	1.00	0.048		(0.048)	1.00	4.91	7,941	0.35		4.77		0.38		4.74
2007-FST Administration Shares	1.00	0.047		(0.047)	1.00	4.81	586,405	0.45		4.71		0.48		4.68
2007-FST Service Shares	1.00	0.045		(0.045)	1.00	4.55	946,214	0.70		4.42		0.73		4.39

2006-FST Shares	1.00	0.048		(0.048)	1.00	4.87	8,565,756	0.20		4.77		0.23		4.74
2006-FST Select Shares	1.00	0.047		(0.047)	1.00	4.84	1	0.23		4.60		0.26		4.57
2006-FST Preferred Shares	1.00	0.047		(0.047)	1.00	4.77	132,530	0.30		4.66		0.33		4.63
2006-FST Capital Shares	1.00	0.046		(0.046)	1.00	4.72	3,613	0.35		4.62		0.38		4.59
2006-FST Administration Shares	1.00	0.045		(0.045)	1.00	4.61	754,867	0.45		4.54		0.48		4.51
2006-FST Service Shares	1.00	0.043		(0.043)	1.00	4.35	778,820	0.70		4.27		0.73		4.24

2005-FST Shares	1.00	0.030		(0.030)	1.00	3.03	7,555,583	0.20		3.02		0.22		3.00
2005-FST Select Shares	1.00	0.030		(0.030)	1.00	3.00	3	0.21		2.99		0.23		2.97
2005-FST Preferred Shares	1.00	0.029		(0.029)	1.00	2.93	142,604	0.30		3.15		0.32		3.13
2005-FST Capital Shares	1.00	0.029		(0.029)	1.00	2.88	3,772	0.35		2.84		0.37		2.82
2005-FST Administration Shares	1.00	0.028		(0.028)	1.00	2.78	696,899	0.45		2.78		0.47		2.76
2005-FST Service Shares	1.00	0.025		(0.025)	1.00	2.52	608,554	0.70		2.56		0.72		2.54

2004-FST Shares	1.00	0.012		(0.012)	1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
2004-FST Select Shares	1.00	0.011		(0.011)	1.00	1.15	3	0.23		0.98		0.25		0.96
2004-FST Preferred Shares	1.00	0.011		(0.011)	1.00	1.08	41,311	0.30		1.03		0.32		1.01
2004-FST Capital Shares	1.00	0.010		(0.010)	1.00	1.03	3,823	0.35		1.01		0.37		0.99
2004-FST Administration Shares	1.00	0.009		(0.009)	1.00	0.93	679,050	0.45		1.00		0.47		0.98
2004-FST Service Shares	1.00	0.007		(0.007)	1.00	0.67	484,309	0.70		0.68		0.72		0.66

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Amount is less than $0.0005 per share.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

													Ratios assuming no
													expense reductions
											Ratio of net				Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net		from net		value,		end	expenses to		income to		expenses to		income to
	beginning	investment		investment		end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$0.001		$(0.001)		$1.00	0.12%	$59,430,209	0.18	%(d)	0.61	%(d)	0.23	%(d)	0.56	%(d)
2009-FST Select Shares	1.00	0.001		(0.001)		1.00	0.12	1,607,627	0.21	(d)	0.58	(d)	0.26	(d)	0.53	(d)
2009-FST Preferred Shares	1.00	0.001		(0.001)		1.00	0.11	797,434	0.28	(d)	0.53	(d)	0.33	(d)	0.48	(d)
2009-FST Capital Shares	1.00	0.001		(0.001)		1.00	0.10	1,332,923	0.33	(d)	0.47	(d)	0.38	(d)	0.42	(d)
2009-FST Administration Shares	1.00	0.001		(0.001)		1.00	0.08	3,865,002	0.43	(d)	0.37	(d)	0.48	(d)	0.32	(d)
2009-FST Service Shares	1.00	—	(c)	—	(c)	1.00	0.04	782,128	0.68	(d)	0.12	(d)	0.73	(d)	0.07	(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.025	(e)	(0.025	)(e)	1.00	2.51	48,835,964	0.19		2.17		0.24		2.12
2008-FST Select Shares	1.00	0.025	(e)	(0.025	)(e)	1.00	2.48	1,222,242	0.21		2.24		0.27		2.19
2008-FST Preferred Shares	1.00	0.024	(e)	(0.024	)(e)	1.00	2.41	1,022,324	0.29		2.28		0.34		2.23
2008-FST Capital Shares	1.00	0.023	(e)	(0.023	)(e)	1.00	2.36	1,256,106	0.34		2.15		0.39		2.10
2008-FST Administration Shares	1.00	0.022	(e)	(0.022	)(e)	1.00	2.25	3,995,979	0.44		2.06		0.49		2.01
2008-FST Service Shares	1.00	0.020	(e)	(0.020	)(e)	1.00	2.00	676,581	0.69		1.85		0.74		1.80

2007-FST Shares	1.00	0.050		(0.050)		1.00	5.13	9,944,020	0.18		4.88		0.24		4.82
2007-FST Select Shares	1.00	0.050		(0.050)		1.00	5.10	438,264	0.21		4.79		0.27		4.73
2007-FST Preferred Shares	1.00	0.049		(0.049)		1.00	5.03	666,779	0.28		4.87		0.34		4.81
2007-FST Capital Shares	1.00	0.049		(0.049)		1.00	4.97	354,687	0.33		4.69		0.39		4.63
2007-FST Administration Shares	1.00	0.047		(0.047)		1.00	4.87	1,886,834	0.43		4.72		0.49		4.66
2007-FST Service Shares	1.00	0.045		(0.045)		1.00	4.61	407,134	0.68		4.52		0.74		4.46

2006-FST Shares	1.00	0.049		(0.049)		1.00	4.95	3,117,679	0.18		4.89		0.24		4.83
2006-FST Select Shares	1.00	0.048		(0.048)		1.00	4.92	82,500	0.21		4.83		0.27		4.77
2006-FST Preferred Shares	1.00	0.047		(0.047)		1.00	4.85	384,397	0.28		4.74		0.34		4.68
2006-FST Capital Shares	1.00	0.047		(0.047)		1.00	4.80	153,254	0.33		4.71		0.39		4.65
2006-FST Administration Shares	1.00	0.046		(0.046)		1.00	4.69	1,150,955	0.43		4.60		0.49		4.54
2006-FST Service Shares	1.00	0.043		(0.043)		1.00	4.43	374,543	0.68		4.38		0.74		4.32

2005-FST Shares	1.00	0.031		(0.031)		1.00	3.10	2,715,310	0.18		3.07		0.23		3.02
2005-FST Select Shares	1.00	0.030		(0.030)		1.00	3.07	75,772	0.21		2.87		0.26		2.82
2005-FST Preferred Shares	1.00	0.030		(0.030)		1.00	3.00	406,025	0.28		2.91		0.33		2.86
2005-FST Capital Shares	1.00	0.029		(0.029)		1.00	2.95	113,461	0.33		2.99		0.38		2.94
2005-FST Administration Shares	1.00	0.028		(0.028)		1.00	2.85	1,163,046	0.43		2.86		0.48		2.81
2005-FST Service Shares	1.00	0.026		(0.026)		1.00	2.59	293,121	0.68		2.58		0.73		2.53

2004-FST Shares	1.00	0.012		(0.012)		1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004-FST Select Shares	1.00	0.012		(0.012)		1.00	1.20	142,390	0.21		1.21		0.25		1.17
2004-FST Preferred Shares	1.00	0.011		(0.011)		1.00	1.13	630,711	0.28		1.15		0.32		1.11
2004-FST Capital Shares	1.00	0.011		(0.011)		1.00	1.08	95,441	0.33		1.10		0.37		1.06
2004-FST Administration Shares	1.00	0.010		(0.010)		1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007		(0.007)		1.00	0.73	290,341	0.68		0.72		0.72		0.68

*	The Fund changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.

(d)	Annualized.

(e)	Net investment income and distributions from net investment income contain $0.001 and $(0.001) of realized capital gains and distributions from net realized gains for the year ended December 31, 2008, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions
									Ratio of net				Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net	from net	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	investment	end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)	income	of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$0.002	$(0.002)	$1.00	0.18%	$19,881,570	0.19	%(c)	1.09	%(c)	0.24	%(c)	1.04	%(c)
2009-FST Select Shares	1.00	0.002	(0.002)	1.00	0.17	46,710	0.22	(c)	1.07	(c)	0.27	(c)	1.02	(c)
2009-FST Preferred Shares	1.00	0.002	(0.002)	1.00	0.16	107,613	0.29	(c)	0.97	(c)	0.34	(c)	0.92	(c)
2009-FST Capital Shares	1.00	0.002	(0.002)	1.00	0.15	73,093	0.34	(c)	0.89	(c)	0.39	(c)	0.84	(c)
2009-FST Administration Shares	1.00	0.001	(0.001)	1.00	0.14	773,151	0.44	(c)	0.83	(c)	0.49	(c)	0.78	(c)
2009-FST Service Shares	1.00	0.001	(0.001)	1.00	0.10	592,439	0.69	(c)	0.59	(c)	0.74	(c)	0.54	(c)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.027	(0.027)	1.00	2.70	18,340,321	0.19		2.74		0.24		2.69
2008-FST Select Shares	1.00	0.026	(0.026)	1.00	2.67	54,085	0.22		2.80		0.27		2.75
2008-FST Preferred Shares	1.00	0.026	(0.026)	1.00	2.60	87,841	0.29		2.75		0.34		2.70
2008-FST Capital Shares	1.00	0.025	(0.025)	1.00	2.54	50,112	0.34		2.59		0.39		2.54
2008-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.44	684,773	0.44		2.51		0.49		2.46
2008-FST Service Shares	1.00	0.022	(0.022)	1.00	2.19	559,707	0.69		2.24		0.74		2.19

2007-FST Shares	1.00	0.051	(0.051)	1.00	5.26	22,000,123	0.18		5.12		0.23		5.07
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.23	82,832	0.21		5.14		0.26		5.09
2007-FST Preferred Shares	1.00	0.050	(0.050)	1.00	5.15	161,635	0.28		5.02		0.33		4.97
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.10	54,022	0.33		4.92		0.38		4.87
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.00	1,175,106	0.43		4.87		0.48		4.82
2007-FST Service Shares	1.00	0.046	(0.046)	1.00	4.74	648,195	0.68		4.63		0.73		4.58

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18		4.92		0.23		4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21		4.87		0.26		4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28		4.80		0.33		4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33		4.69		0.38		4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43		4.65		0.48		4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68		4.42		0.73		4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18		3.07		0.22		3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21		3.03		0.25		2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28		2.93		0.32		2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33		3.12		0.37		3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43		2.85		0.47		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68		2.62		0.72		2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21		1.22		0.25		1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28		1.14		0.32		1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33		0.98		0.37		0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68		0.75		0.72		0.71

*	The Fund changed its fiscal year end from December 31 to August 31.

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

													Ratios assuming no
													expense reductions
											Ratio of net				Ratio of net
	Net asset			Distributions	Net asset			Net assets	Ratio of net		investment		Ratio of total		investment
	value,	Net		from net	value,			end	expenses to		income to		expenses to		income to
	beginning	investment		investment	end	Total		of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income	of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$0.001		$(0.001)	$1.00	0.14%		$26,876,483	0.19	%(c)	0.89	%(c)	0.24	%(c)	0.84	%(c)
2009-FST Select Shares	1.00	0.001		(0.001)	1.00	0.13		74,915	0.22	(c)	0.87	(c)	0.27	(c)	0.82	(c)
2009-FST Preferred Shares	1.00	0.001		(0.001)	1.00	0.12		1,367,659	0.29	(c)	0.80	(c)	0.34	(c)	0.75	(c)
2009-FST Capital Shares	1.00	0.001		(0.001)	1.00	0.11		799,999	0.34	(c)	0.74	(c)	0.39	(c)	0.69	(c)
2009-FST Administration Shares	1.00	0.001		(0.001)	1.00	0.09		4,466,690	0.44	(c)	0.63	(c)	0.49	(c)	0.58	(c)
2009-FST Service Shares	1.00	0.001		(0.001)	1.00	0.05		1,316,484	0.69	(c)	0.39	(c)	0.74	(c)	0.34	(c)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.026	(d)	(0.026)	1.00	2.64	(d)	25,218,329	0.19		2.72		0.24		2.67
2008-FST Select Shares	1.00	0.026	(d)	(0.026)	1.00	2.61	(d)	95,807	0.22		2.77		0.27		2.72
2008-FST Preferred Shares	1.00	0.025	(d)	(0.025)	1.00	2.54	(d)	1,385,336	0.29		2.55		0.34		2.50
2008-FST Capital Shares	1.00	0.025	(d)	(0.025)	1.00	2.49	(d)	777,173	0.34		2.48		0.39		2.43
2008-FST Administration Shares	1.00	0.024	(d)	(0.024)	1.00	2.39	(d)	4,060,108	0.44		2.45		0.49		2.40
2008-FST Service Shares	1.00	0.021	(d)	(0.021)	1.00	2.13	(d)	1,398,311	0.69		2.19		0.74		2.14

2007-FST Shares	1.00	0.052		(0.052)	1.00	5.28		36,224,153	0.18		5.13		0.23		5.08
2007-FST Select Shares	1.00	0.051		(0.051)	1.00	5.24		267,150	0.21		5.13		0.26		5.08
2007-FST Preferred Shares	1.00	0.051		(0.051)	1.00	5.17		1,154,660	0.28		5.05		0.33		5.00
2007-FST Capital Shares	1.00	0.050		(0.050)	1.00	5.12		787,305	0.33		5.00		0.38		4.95
2007-FST Administration Shares	1.00	0.049		(0.049)	1.00	5.01		5,865,430	0.43		4.90		0.48		4.85
2007-FST Service Shares	1.00	0.047		(0.047)	1.00	4.75		2,097,006	0.68		4.65		0.73		4.60

2006-FST Shares	1.00	0.049		(0.049)	1.00	4.99		18,138,487	0.18		4.88		0.23		4.83
2006-FST Select Shares	1.00	0.049		(0.049)	1.00	4.96		290,680	0.21		4.94		0.26		4.89
2006-FST Preferred Shares	1.00	0.048		(0.048)	1.00	4.89		1,772,244	0.28		4.79		0.33		4.74
2006-FST Capital Shares	1.00	0.047		(0.047)	1.00	4.83		588,310	0.33		4.78		0.38		4.73
2006-FST Administration Shares	1.00	0.046		(0.046)	1.00	4.73		4,610,331	0.43		4.64		0.48		4.59
2006-FST Service Shares	1.00	0.044		(0.044)	1.00	4.47		1,679,837	0.68		4.41		0.73		4.36

2005-FST Shares	1.00	0.031		(0.031)	1.00	3.14		18,844,076	0.18		3.10		0.22		3.06
2005-FST Select Shares	1.00	0.031		(0.031)	1.00	3.11		98,894	0.21		3.08		0.25		3.04
2005-FST Preferred Shares	1.00	0.030		(0.030)	1.00	3.04		1,756,837	0.28		2.99		0.32		2.95
2005-FST Capital Shares	1.00	0.029		(0.029)	1.00	2.98		478,857	0.33		3.03		0.37		2.99
2005-FST Administration Shares	1.00	0.028		(0.028)	1.00	2.88		3,421,363	0.43		2.88		0.47		2.84
2005-FST Service Shares	1.00	0.026		(0.026)	1.00	2.62		1,375,066	0.68		2.64		0.72		2.60

2004-FST Shares	1.00	0.012		(0.012)	1.00	1.25		15,981,734	0.18		1.22		0.22		1.18
2004-FST Select Shares	1.00	0.012		(0.012)	1.00	1.22		80,638	0.21		1.18		0.25		1.14
2004-FST Preferred Shares	1.00	0.011		(0.011)	1.00	1.15		1,412,563	0.28		1.13		0.32		1.09
2004-FST Capital Shares	1.00	0.011		(0.011)	1.00	1.10		241,806	0.33		1.07		0.37		1.03
2004-FST Administration Shares	1.00	0.010		(0.010)	1.00	1.00		2,765,553	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007		(0.007)	1.00	0.75		1,111,799	0.68		0.75		0.72		0.71

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

(d)	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs Group, Inc.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

													Ratios assuming no
													expense reductions
															Ratio of net
											Ratio of net				investment
	Net asset			Distributions		Net asset		Net assets	Ratio of net		investment		Ratio of total		income
	value,	Net		from net		value,		end	expenses to		income to		expenses to		(loss) to
	beginning	investment		investment		end	Total	of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income		of period	return(b)	(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$0.001		$(0.001)		$1.00	0.08%	$9,707,323	0.19	%(d)	0.52	%(d)	0.23	%(d)	0.48	%(d)
2009-FST Select Shares	1.00	0.001		(0.001)		1.00	0.08	45,227	0.22	(d)	0.49	(d)	0.26	(d)	0.45	(d)
2009-FST Preferred Shares	1.00	0.001		(0.001)		1.00	0.07	54,439	0.29	(d)	0.42	(d)	0.33	(d)	0.38	(d)
2009-FST Capital Shares	1.00	0.001		(0.001)		1.00	0.06	251,921	0.34	(d)	0.37	(d)	0.38	(d)	0.33	(d)
2009-FST Administration Shares	1.00	—	(c)	—	(c)	1.00	0.04	471,477	0.44	(d)	0.27	(d)	0.48	(d)	0.23	(d)
2009-FST Service Shares	1.00	—	(c)	—	(c)	1.00	0.01	254,943	0.66	(d)	0.05	(d)	0.73	(d)	(0.02	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.020		(0.020	)(e)	1.00	2.00	9,657,508	0.18		1.95		0.24		1.89
2008-FST Select Shares	1.00	0.020		(0.020	)(e)	1.00	1.97	40,707	0.21		1.98		0.27		1.92
2008-FST Preferred Shares	1.00	0.019		(0.019	)(e)	1.00	1.89	82,211	0.28		1.87		0.34		1.81
2008-FST Capital Shares	1.00	0.018		(0.018	)(e)	1.00	1.84	294,058	0.33		1.84		0.39		1.78
2008-FST Administration Shares	1.00	0.017		(0.017	)(e)	1.00	1.74	362,529	0.43		1.73		0.49		1.67
2008-FST Service Shares	1.00	0.015		(0.015	)(e)	1.00	1.49	280,303	0.68		1.52		0.74		1.46

2007-FST Shares	1.00	0.035		(0.035	)(e)	1.00	3.56	9,069,558	0.18		3.49		0.23		3.44
2007-FST Select Shares	1.00	0.035		(0.035	)(e)	1.00	3.53	71,395	0.21		3.47		0.26		3.42
2007-FST Preferred Shares	1.00	0.034		(0.034	)(e)	1.00	3.46	220,538	0.28		3.37		0.33		3.32
2007-FST Capital Shares	1.00	0.033		(0.033	)(e)	1.00	3.41	317,742	0.33		3.30		0.38		3.25
2007-FST Administration Shares	1.00	0.032		(0.032	)(e)	1.00	3.30	757,798	0.43		3.23		0.48		3.18
2007-FST Service Shares	1.00	0.030		(0.030	)(e)	1.00	3.05	332,251	0.68		2.98		0.73		2.93

2006-FST Shares	1.00	0.033		(0.033	)(e)	1.00	3.32	6,243,612	0.18		3.25		0.23		3.20
2006-FST Select Shares	1.00	0.032		(0.032	)(e)	1.00	3.29	101,244	0.21		3.21		0.26		3.16
2006-FST Preferred Shares	1.00	0.032		(0.032	)(e)	1.00	3.22	326,624	0.28		3.19		0.33		3.14
2006-FST Capital Shares	1.00	0.031		(0.031	)(e)	1.00	3.17	423,215	0.33		3.12		0.38		3.07
2006-FST Administration Shares	1.00	0.030		(0.030	)(e)	1.00	3.07	323,201	0.43		3.01		0.48		2.96
2006-FST Service Shares	1.00	0.028		(0.028	)(e)	1.00	2.81	172,468	0.68		2.77		0.73		2.72

2005-FST Shares	1.00	0.022		(0.022)		1.00	2.26	7,547,716	0.18		2.23		0.22		2.19
2005-FST Select Shares	1.00	0.022		(0.022)		1.00	2.23	175,764	0.21		2.20		0.25		2.16
2005-FST Preferred Shares	1.00	0.022		(0.022)		1.00	2.16	243,181	0.28		2.16		0.32		2.12
2005-FST Capital Shares	1.00	0.021		(0.021)		1.00	2.11	220,902	0.33		2.24		0.37		2.20
2005-FST Administration Shares	1.00	0.020		(0.020)		1.00	2.01	349,087	0.43		1.98		0.47		1.94
2005-FST Service Shares	1.00	0.017		(0.017)		1.00	1.75	164,979	0.68		1.79		0.72		1.75

2004-FST Shares	1.00	0.010		(0.010)		1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Select Shares	1.00	0.010		(0.010)		1.00	1.02	160,472	0.21		1.02		0.25		0.98
2004-FST Preferred Shares	1.00	0.009		(0.009)		1.00	0.94	186,208	0.28		0.94		0.32		0.90
2004-FST Capital Shares	1.00	0.009		(0.009)		1.00	0.89	32,599	0.33		0.93		0.37		0.89
2004-FST Administration Shares	1.00	0.008		(0.008)		1.00	0.79	345,968	0.43		0.81		0.47		0.77
2004-FST Service Shares	1.00	0.005		(0.005)		1.00	0.54	85,930	0.68		0.58		0.72		0.54

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.

(d)	Annualized.

(e)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

														Ratios assuming no
														expense reductions
												Ratio of net				Ratio of net
												investment				investment
	Net asset			Distributions		Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net		value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment		end	Total		of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income		of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28*, (UNAUDITED)

2009-FST Shares	$1.00	$—	(d)	$—	(d)	$1.00	0.04%		$24,929,759	0.20	%(e)	0.09	%(e)	0.24	%(e)	0.05	%(e)
2009-FST Select Shares	1.00	—	(d)	—	(d)	1.00	0.04		117,425	0.23	(e)	0.06	(e)	0.27	(e)	0.02	(e)
2009-FST Preferred Shares	1.00	—	(d)	—	(d)	1.00	0.03		251,236	0.30	(e)	(0.01	)(e)	0.34	(e)	(0.05	)(e)
2009-FST Capital Shares	1.00	—	(d)	—	(d)	1.00	0.02		67,107	0.34	(e)	(0.05	)(e)	0.39	(e)	(0.10	)(e)
2009-FST Administration Shares	1.00	—	(d)	—	(d)	1.00	0.01		2,112,793	0.40	(e)	(0.11	)(e)	0.49	(e)	(0.20	)(e)
2009-FST Service Shares	1.00	—	(d)	—	(d)	1.00	—	(f)	452,020	0.46	(e)	(0.17	)(e)	0.74	(e)	(0.45	)(e)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.016	(c)	(0.016	)(c)	1.00	1.57		32,591,735	0.21		1.05		0.24		1.02
2008-FST Select Shares	1.00	0.015	(c)	(0.015	)(c)	1.00	1.54		135,437	0.24		1.01		0.27		0.98
2008-FST Preferred Shares	1.00	0.015	(c)	(0.015	)(c)	1.00	1.47		356,612	0.31		1.15		0.34		1.12
2008-FST Capital Shares	1.00	0.014	(c)	(0.014	)(c)	1.00	1.42		173,751	0.36		0.64		0.39		0.61
2008-FST Administration Shares	1.00	0.013	(c)	(0.013	)(c)	1.00	1.32		3,083,313	0.46		0.97		0.49		0.94
2008-FST Service Shares	1.00	0.011	(c)	(0.011	)(c)	1.00	1.09		612,105	0.69		0.84		0.74		0.79

2007-FST Shares	1.00	0.044	(c)	(0.044	)(c)	1.00	4.46		9,282,486	0.20		3.91		0.24		3.87
2007-FST Select Shares	1.00	0.043	(c)	(0.043	)(c)	1.00	4.43		29,548	0.23		4.24		0.27		4.20
2007-FST Preferred Shares	1.00	0.043	(c)	(0.043	)(c)	1.00	4.36		219,365	0.30		4.07		0.34		4.03
2007-FST Capital Shares	1.00	0.042	(c)	(0.042	)(c)	1.00	4.31		20,939	0.35		4.16		0.39		4.12
2007-FST Administration Shares	1.00	0.041	(c)	(0.041	)(c)	1.00	4.20		1,552,156	0.45		3.89		0.49		3.85
2007-FST Service Shares	1.00	0.039	(c)	(0.039	)(c)	1.00	3.94		658,252	0.70		3.51		0.74		3.47

2006-FST Shares	1.00	0.046		(0.046)		1.00	4.66		1,907,998	0.20		4.60		0.24		4.56
2006-FST Select Shares	1.00	0.045		(0.045)		1.00	4.63		33,599	0.23		4.82		0.27		4.78
2006-FST Preferred Shares	1.00	0.045		(0.045)		1.00	4.55		161,504	0.30		4.48		0.34		4.44
2006-FST Capital Shares	1.00	0.044		(0.044)		1.00	4.50		17,946	0.35		4.45		0.39		4.41
2006-FST Administration Shares	1.00	0.043		(0.043)		1.00	4.40		869,388	0.45		4.37		0.49		4.33
2006-FST Service Shares	1.00	0.041		(0.041)		1.00	4.14		218,354	0.70		4.05		0.74		4.01

2005-FST Shares	1.00	0.028		(0.028)		1.00	2.84		1,201,313	0.20		2.78		0.24		2.74
2005-FST Select Shares	1.00	0.028		(0.028)		1.00	2.81		67	0.23		2.78		0.27		2.74
2005-FST Preferred Shares	1.00	0.027		(0.027)		1.00	2.74		133,806	0.30		3.07		0.34		3.03
2005-FST Capital Shares	1.00	0.027		(0.027)		1.00	2.69		6,468	0.35		2.58		0.39		2.54
2005-FST Administration Shares	1.00	0.026		(0.026)		1.00	2.58		537,912	0.45		2.67		0.49		2.63
2005-FST Service Shares	1.00	0.023		(0.023)		1.00	2.33		268,622	0.70		2.44		0.74		2.40

2004-FST Shares	1.00	0.011		(0.011)		1.00	1.08		1,398,794	0.20		1.11		0.24		1.07
2004-FST Select Shares	1.00	0.010		(0.010)		1.00	1.05		65	0.23		1.27		0.27		1.23
2004-FST Preferred Shares	1.00	0.010		(0.010)		1.00	0.98		372,946	0.30		1.26		0.34		1.22
2004-FST Capital Shares	1.00	0.009		(0.009)		1.00	0.93		17,035	0.35		0.89		0.39		0.85
2004-FST Administration Shares	1.00	0.008		(0.008)		1.00	0.83		236,848	0.45		0.84		0.49		0.80
2004-FST Service Shares	1.00	0.006		(0.006)		1.00	0.58		100,678	0.70		0.54		0.74		0.50

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Net investment income and distributions from net investment income contain $0.002 and $(0.002), $0.001 and $(0.001) of realized capital gains and distributions from net realized gains for the years ended December 31, 2008 and December 31, 2007, respectively.

(d)	Amount is less than $0.0005 per share.

(e)	Annualized.
(f)	Total return is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

													Ratios assuming no
													expense reductions
											Ratio of net				Ratio of net
											investment				investment
	Net asset			Distributions	Net asset			Net assets	Ratio of net		income		Ratio of total		income
	value,	Net		from net	value,			end	expenses to		(loss) to		expenses to		(loss) to
	beginning	investment		investment	end	Total		of period	average net		average net		average net		average net
Year—Share Class	of period	income(a)		income	of period	return(b)		(in 000’s)	assets		assets		assets		assets

FOR THE PERIOD JANUARY 1 TO FEBRUARY 28, 2009*, (UNAUDITED)

2009-FST Shares	$1.00	$0.001		$(0.001)	$1.00	0.06%		$17,019,904	0.20	%(d)	0.21	%(d)	0.23	%(d)	0.18	%(d)
2009-FST Select Shares	1.00	0.001		(0.001)	1.00	0.05		49,487	0.23	(d)	0.18	(d)	0.26	(d)	0.15	(d)
2009-FST Preferred Shares	1.00	—	(c)	— (c)	1.00	0.04		320,178	0.30	(d)	0.11	(d)	0.33	(d)	0.08	(d)
2009-FST Capital Shares	1.00	—	(c)	— (c)	1.00	0.03		435,257	0.35	(d)	0.06	(d)	0.38	(d)	0.03	(d)
2009-FST Administration Shares	1.00	—	(c)	— (c)	1.00	0.02		2,564,136	0.45	(d)	(0.04	)(d)	0.48	(d)	(0.07	)(d)
2009-FST Service Shares	1.00	—	(c)	— (c)	1.00	—	(e)	1,274,366	0.53	(d)	(0.12	)(d)	0.73	(d)	(0.32	)(d)

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	1.00	0.016		(0.016)	1.00	1.64		12,010,372	0.21		1.51		0.24		1.48
2008-FST Select Shares	1.00	0.016		(0.016)	1.00	1.61		32,927	0.24		0.42		0.27		0.39
2008-FST Preferred Shares	1.00	0.015		(0.015)	1.00	1.54		246,788	0.31		1.46		0.34		1.43
2008-FST Capital Shares	1.00	0.015		(0.015)	1.00	1.49		360,461	0.36		1.30		0.39		1.27
2008-FST Administration Shares	1.00	0.014		(0.014)	1.00	1.39		1,995,689	0.46		1.40		0.49		1.37
2008-FST Service Shares	1.00	0.012		(0.012)	1.00	1.17		1,357,797	0.67		1.17		0.74		1.10

2007-FST Shares	1.00	0.047		(0.047)	1.00	4.80		11,652,689	0.20		4.32		0.24		4.28
2007-FST Select Shares	1.00	0.047		(0.047)	1.00	4.77		26	0.23		4.62		0.27		4.58
2007-FST Preferred Shares	1.00	0.046		(0.046)	1.00	4.70		646,792	0.30		4.52		0.34		4.48
2007-FST Capital Shares	1.00	0.045		(0.045)	1.00	4.65		318,665	0.35		4.39		0.39		4.35
2007-FST Administration Shares	1.00	0.044		(0.044)	1.00	4.54		2,787,538	0.45		4.44		0.49		4.40
2007-FST Service Shares	1.00	0.042		(0.042)	1.00	4.28		1,837,123	0.70		4.19		0.74		4.15

2006-FST Shares	1.00	0.048		(0.048)	1.00	4.86		1,855,829	0.20		4.79		0.24		4.75
2006-FST Select Shares	1.00	0.047		(0.047)	1.00	4.83		4	0.23		4.75		0.27		4.71
2006-FST Preferred Shares	1.00	0.047		(0.047)	1.00	4.76		776,080	0.30		4.69		0.34		4.65
2006-FST Capital Shares	1.00	0.046		(0.046)	1.00	4.71		90,897	0.35		4.79		0.39		4.75
2006-FST Administration Shares	1.00	0.045		(0.045)	1.00	4.60		2,353,384	0.45		4.55		0.49		4.51
2006-FST Service Shares	1.00	0.043		(0.043)	1.00	4.34		1,821,459	0.70		4.31		0.74		4.27

2005-FST Shares	1.00	0.030		(0.030)	1.00	3.00		1,633,047	0.20		3.00		0.23		2.97
2005-FST Select Shares	1.00	0.030		(0.030)	1.00	2.97		3	0.23		3.83		0.26		3.80
2005-FST Preferred Shares	1.00	0.029		(0.029)	1.00	2.90		669,177	0.30		2.97		0.33		2.94
2005-FST Capital Shares	1.00	0.028		(0.028)	1.00	2.85		1,926	0.35		2.73		0.38		2.70
2005-FST Administration Shares	1.00	0.027		(0.027)	1.00	2.75		1,856,730	0.45		2.78		0.48		2.75
2005-FST Service Shares	1.00	0.025		(0.025)	1.00	2.49		1,036,131	0.70		2.55		0.73		2.52

2004-FST Shares	1.00	0.011		(0.011)	1.00	1.14		2,262,617	0.20		1.16		0.22		1.14
2004-FST Select Shares	1.00	0.011		(0.011)	1.00	1.11		2	0.23		0.82		0.25		0.80
2004-FST Preferred Shares	1.00	0.010		(0.010)	1.00	1.04		493,548	0.30		1.04		0.32		1.02
2004-FST Capital Shares	1.00	0.010		(0.010)	1.00	0.99		1,038	0.35		0.77		0.37		0.75
2004-FST Administration Shares	1.00	0.009		(0.009)	1.00	0.89		1,581,650	0.45		0.90		0.47		0.88
2004-FST Service Shares	1.00	0.006		(0.006)	1.00	0.64		676,295	0.70		0.67		0.72		0.65

*	The Fund changed its fiscal year end from December 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.0005 per share.

(d)	Annualized.

(e)	Total return is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Fund Expenses — Six Month Period Ended February 28, 2009 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees, service and/or shareholder administration fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund				Prime Obligations Fund
				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*
FST Shares
Actual	$1,000.00	$1,007.10		$1.13	$1,000.00	$1,007.20		$1.01	$1,000.00	$1,008.50		$1.09	$1,000.00	$1,008.00		$1.18
Hypothetical 5% return	1,000.00	1,023.67	+	1.14	1,000.00	1,023.79	+	1.01	1,000.00	1,023.71	+	1.09	1,000.00	1,023.62	+	1.18

FST Select Shares
Actual	1,000.00	1,006.90		1.28	1,000.00	1,007.10		1.14	1,000.00	1,008.40		1.23	1,000.00	1,007.90		1.30
Hypothetical 5% return	1,000.00	1,023.52	+	1.29	1,000.00	1,023.66	+	1.15	1,000.00	1,023.57	+	1.24	1,000.00	1,023.49	+	1.31

FST Preferred Shares
Actual	1,000.00	1,006.60		1.63	1,000.00	1,006.70		1.50	1,000.00	1,008.00		1.59	1,000.00	1,007.50		1.67
Hypothetical 5% return	1,000.00	1,023.17	+	1.64	1,000.00	1,023.30	+	1.51	1,000.00	1,023.22	+	1.60	1,000.00	1,023.13	+	1.69

FST Capital Shares
Actual	1,000.00	1,006.30		1.89	1,000.00	1,006.50		1.75	1,000.00	1,007.80		1.86	1,000.00	1,007.30		1.95
Hypothetical 5% return	1,000.00	1,022.91	+	1.90	1,000.00	1,023.05	+	1.76	1,000.00	1,022.94	+	1.87	1,000.00	1,022.85	+	1.97

FST Administration Shares
Actual	1,000.00	1,005.80		2.37	1,000.00	1,006.00		2.25	1,000.00	1,007.30		2.34	1,000.00	1,006.80		2.45
Hypothetical 5% return	1,000.00	1,022.43	+	2.39	1,000.00	1,022.55	+	2.27	1,000.00	1,022.46	+	2.36	1,000.00	1,022.35	+	2.47

FST Service Shares
Actual	1,000.00	1,004.60		3.57	1,000.00	1,004.80		3.49	1,000.00	1,006.00		3.59	1,000.00	1,005.50		3.53
Hypothetical 5% return	1,000.00	1,021.24	+	3.66	1,000.00	1,021.31	+	3.55	1,000.00	1,021.22	+	3.65	1,000.00	1,021.12	+	3.56

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*	9/1/08	2/28/09		2/28/09*
FST Shares
Actual	$1,000.00	$1,007.40		$1.06	$1,000.00	$1,003.80		$1.06	$1,000.00	$1,002.80		$1.10
Hypothetical 5% return	1,000.00	1,023.73	+	1.07	1,000.00	1,023.74	+	1.07	1,000.00	1,023.70	+	1.11

FST Select Shares
Actual	1,000.00	1,007.20		1.21	1,000.00	1,003.60		1.20	1,000.00	1,002.70		1.25
Hypothetical 5% return	1,000.00	1,023.59	+	1.22	1,000.00	1,023.60	+	1.21	1,000.00	1,023.54	+	1.27

FST Preferred Shares
Actual	1,000.00	1,006.90		1.56	1,000.00	1,003.30		1.55	1,000.00	1,002.30		1.60
Hypothetical 5% return	1,000.00	1,023.24	+	1.57	1,000.00	1,023.24	+	1.57	1,000.00	1,023.19	+	1.62

FST Capital Shares
Actual	1,000.00	1,006.60		1.82	1,000.00	1,003.00		1.81	1,000.00	1,002.10		1.85
Hypothetical 5% return	1,000.00	1,022.98	+	1.83	1,000.00	1,022.99	+	1.83	1,000.00	1,022.95	+	1.87

FST Administration Shares
Actual	1,000.00	1,006.10		2.30	1,000.00	1,002.60		2.23	1,000.00	1,001.60		2.31
Hypothetical 5% return	1,000.00	1,022.50	+	2.32	1,000.00	1,022.56	+	2.26	1,000.00	1,022.48	+	2.34

FST Service Shares
Actual	1,000.00	1,004.90		3.43	1,000.00	1,001.90		2.28	1,000.00	1,000.90		2.63
Hypothetical 5% return	1,000.00	1,021.29	+	3.46	1,000.00	1,021.81	+	2.31	1,000.00	1,021.83	+	2.66

*	Expenses for each share class are calculated using the Funds’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Federal	0.23%	0.26%	0.33%	0.38%	0.48%	0.73%
Government	0.20	0.23	0.30	0.35	0.45	0.70
Money Market	0.22	0.25	0.32	0.37	0.47	0.72
Prime Obligations	0.21	0.24	0.31	0.36	0.46	0.71
Tax-Free Money Market	0.23	0.26	0.33	0.38	0.48	0.69
Treasury Instruments	0.20	0.23	0.30	0.35	0.40	0.46
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.53

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

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The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved.	09-20771.MF.TMPL / 257K / 04-09

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/SAR 02/09	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 6, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 6, 2009